FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Years Ended December 31, 2022 and 2021

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Financial Statements

Years Ended December 31, 2022 and 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Merrill Lynch Life Variable Annuity Separate Account D

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account D indicated in the table below as of December 31, 2022, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account D as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

AB Discovery Value Class A Shares	Invesco Capital Appreciation Class A Shares
AB International Value Class A Shares	Invesco Charter Class A Shares
AB Large Cap Growth Class A Shares	Invesco Comstock Class A Shares
AB Relative Value Class A Shares	Invesco Discovery Mid Cap Growth Class A Shares
AB Value Class A Shares	Invesco Equity and Income Class A Shares
American Funds - EuroPacific Growth Fund® Class F -1 Shares	Invesco Fundamental Alternatives Class A Shares
American Funds - Growth Fund of America® Class F -1 Shares	Invesco Global Class A Shares
American Funds - Income Fund of America® Class F -1 Shares	Invesco Main Street Class A Shares
American Funds - Investment Company of America® Class F -1 Shares	Invesco Main Street Mid Cap Class A Shares
American Funds - The Bond Fund of America® Class A Shares	Invesco Value Opportunities Class A Shares
American Funds - The Bond Fund of America® Class F -1 Shares	Janus Henderson Enterprise Class A Shares
American Funds - The Growth Fund of America® Class A Shares	Janus Henderson Forty Class A Shares
American Funds - The Income Fund of America® Class A Shares	JPMorgan Small Cap Growth Class A Shares
American Funds - The Investment Company of America® Class A Shares	Lord Abbett Affiliated Class A Shares
AMG Renaissance Large Cap Growth Class N Shares	Lord Abbett Bond-Debenture Class A Shares
BlackRock Advantage Global Investor A Shares	Lord Abbett Mid Cap Stock Class A Shares
BlackRock Advantage International Investor A Shares	MFS® Growth Class A Shares

1

BlackRock Advantage Large Cap Core Investor A Shares	MFS® Mid Cap Growth Class A Shares
BlackRock Advantage Large Cap Value Investor A Shares	MFS® Research International Class A Shares
BlackRock Advantage SMID Investor A Shares	PIMCO CommodityRealReturn Strategy Class A Shares
BlackRock Capital Appreciation Investor A Shares	PIMCO Low Duration Class A Shares
BlackRock Global Allocation Investor A Shares	PIMCO Real Return Class A Shares
BlackRock High Yield Bond Investor A Shares	PIMCO Total Return Class A Shares
BlackRock Impact Mortgage Investor A Shares	Pioneer Class A Shares
BlackRock International Investor A Shares	Pioneer High Yield Class A Shares
BlackRock iShares MSCI EAFE International Index Investor A Shares	Pioneer Real Estate Shares Class A Shares
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	Pioneer Select Mid Cap Growth Class A Shares
BlackRock iShares S&P 500 Index Investor A Shares	Putnam Growth Opportunities Class A Shares
BlackRock Large Cap Focus Growth Investor A Shares	Putnam International Equity Class A Shares
BlackRock Large Cap Focus Value Investor A Shares	Putnam Large Cap Value Class A Shares
BlackRock Low Duration Bond Investor A Shares	TA Aegon Sustainable Equity Income Service Class
BlackRock Total Return Investor A Shares	TA Asset Allocation - Conservative Class A Shares
BNY Mellon Appreciation Investor Shares	TA Asset Allocation - Moderate Class A Shares
Cohen & Steers Real Estate Securities Class A Shares	TA Asset Allocation - Moderate Growth Class A Shares
Columbia Large Cap Growth Opportunity Class A Shares	TA BlackRock Government Money Market Initial Class
Columbia Select Mid Cap Growth Class A Shares	TA Bond Class A Shares
Columbia Select Small Cap Value Class A Shares	TA International Focus Initial Class
Davis New York Venture Class A Shares	TA JPMorgan Mid Cap Value Service Class
Delaware Smid Cap Growth Class A Shares	TA Morgan Stanley Capital Growth Service Class
Eaton Vance Floating-Rate Class A Shares	TA Multi-Managed Balanced Class A Shares
Eaton Vance Large-Cap Value Class A Shares	TA Small/Mid Cap Value Class A Shares
Federated Hermes Equity Income Class A Shares	TA Sustainable Equity Income Class A Shares
Federated Hermes Kaufmann Class A Shares	TA T. Rowe Price Small Cap Service Class
Fidelity Advisor® Equity Growth Class A Shares	TA TS&W International Equity Service Class
Fidelity Advisor® Overseas Class A Shares	TA US Growth Class A Shares
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	TA WMC US Growth Service Class
Franklin Templeton Growth Class A Shares	Virtus AllianzGI Dividend Value Class A Shares
Invesco American Franchise Fund Class A Shares	Virtus AllianzGI Small-Cap Value Class A Shares

2

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account D based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account D in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2023

We have served as the auditor of one or more of the subaccounts of Merrill Lynch Life Variable Annuity Separate Account D since 2014.

3

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Discovery Value Class A Shares	94,223.979	$1,796,889	$1,851,501	$1	$1,851,502	58,853	$30.083197	$32.977114

AB International Value Class A Shares	102,626.101	1,266,147	1,297,194	5	1,297,199	204,086	6.115672	6.624032

AB Large Cap Growth Class A Shares	31,029.117	1,775,278	1,929,080	-	1,929,080	30,680	62.878419	62.878419

AB Relative Value Class A Shares	665,092.882	3,558,251	3,897,444	(2)	3,897,442	86,814	44.894317	44.894317

AB Value Class A Shares	31,632.787	464,802	459,308	2	459,310	25,310	17.557916	19.247215

American Funds - EuroPacific Growth Fund® Class F -1 Shares	52,000.629	2,754,393	2,537,631	(5)	2,537,626	110,649	21.776320	23.871912

American Funds - Growth Fund of America® Class F -1 Shares	198,947.104	10,153,887	9,766,313	2	9,766,315	263,846	35.162423	38.546174

American Funds - Income Fund of America® Class F -1 Shares	137,146.634	2,801,431	3,092,657	(12)	3,092,645	121,214	24.066254	26.381945

American Funds - Investment Company of America® Class F -1 Shares	114,293.308	4,471,859	4,700,884	(168)	4,700,716	148,708	29.965279	32.848778

American Funds - The Bond Fund of America® Class A Shares	269,438.407	3,373,520	3,066,209	(1)	3,066,208	203,554	15.063383	15.063383

American Funds - The Bond Fund of America® Class F -1 Shares	159,645.711	2,038,543	1,816,768	(136)	1,816,632	151,431	11.446593	12.547997

American Funds - The Growth Fund of America® Class A Shares	612,179.613	29,288,221	30,296,769	-	30,296,769	563,340	53.780574	53.780574

American Funds - The Income Fund of America® Class A Shares	392,298.609	8,319,930	8,877,718	2	8,877,720	242,098	36.670003	36.670003

American Funds - The Investment Company of America® Class A Shares	426,810.362	16,185,570	17,610,196	(1)	17,610,195	396,820	44.378294	44.378294

AMG Renaissance Large Cap Growth Class N Shares	4,010.920	54,110	57,276	-	57,276	3,447	16.482830	16.949765

BlackRock Advantage Global Investor A Shares	13,792.447	294,245	269,229	(2)	269,227	9,185	27.854585	30.534149

BlackRock Advantage International Investor A Shares	88,101.256	1,432,561	1,352,354	2	1,352,356	81,044	16.312428	17.274327

BlackRock Advantage Large Cap Core Investor A Shares	293,484.871	4,862,547	4,469,775	1	4,469,776	138,155	30.860848	33.829100

BlackRock Advantage Large Cap Value Investor A Shares	110,131.402	2,984,842	2,903,064	14	2,903,078	106,203	26.198588	28.718602

BlackRock Advantage SMID Investor A Shares	196,606.708	5,318,297	4,156,266	(3)	4,156,263	107,072	26.037655	45.152226

BlackRock Capital Appreciation Investor A Shares	1,332,975.033	37,482,273	29,658,694	(19)	29,658,675	840,987	31.603362	41.875672

BlackRock Global Allocation Investor A Shares	4,024,660.653	76,888,643	66,245,914	4	66,245,918	2,646,832	21.161336	35.075121

BlackRock High Yield Bond Investor A Shares	1,974,602.329	14,853,221	13,091,613	(223)	13,091,390	894,900	14.221222	15.059660

BlackRock Impact Mortgage Investor A Shares	1,249,620.250	13,244,402	11,421,529	(209)	11,421,320	1,221,877	8.914753	9.447528

BlackRock International Investor A Shares	101,558.130	1,721,514	1,642,195	1	1,642,196	122,032	13.081745	13.858506

BlackRock iShares MSCI EAFE International Index Investor A Shares	7,964.909	98,556	104,818	-	104,818	6,266	16.100471	17.649556

BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	1,618.720	29,848	32,698	1	32,699	1,189	26.421582	28.963375

BlackRock iShares S&P 500 Index Investor A Shares	45,352.254	15,373,305	20,403,072	(31)	20,403,041	815,908	24.241949	25.466262

BlackRock Large Cap Focus Growth Investor A Shares	619,224.424	3,082,273	2,606,935	(38)	2,606,897	249,101	10.382259	10.551249

BlackRock Large Cap Focus Value Investor A Shares	1,335,470.742	24,622,113	21,808,237	(22)	21,808,215	726,717	25.741015	40.468305

BlackRock Low Duration Bond Investor A Shares	6,642.254	63,994	58,917	(2)	58,915	6,118	9.347043	9.905643

BlackRock Total Return Investor A Shares	4,674,851.225	54,631,356	46,187,530	(229)	46,187,301	3,575,452	11.923580	13.900440

BNY Mellon Appreciation Investor Shares	196,256.056	6,708,537	7,104,469	14	7,104,483	211,913	31.998983	35.077254

Cohen & Steers Real Estate Securities Class A Shares	29,989.089	463,038	424,646	8	424,654	14,809	27.390744	30.025792

Columbia Large Cap Growth Opportunity Class A Shares	393,109.182	6,540,692	4,237,717	2	4,237,719	236,550	17.658730	18.227038

Columbia Select Mid Cap Growth Class A Shares	21,099.757	492,381	365,448	(9)	365,439	17,905	19.836978	21.050564

Columbia Select Small Cap Value Class A Shares	457,037.184	6,842,701	8,080,417	(2)	8,080,415	169,654	47.628835	47.628835

Davis New York Venture Class A Shares	721,377.710	20,917,775	16,000,158	28	16,000,186	533,227	24.033842	37.173457

See accompanying notes.	4

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

Delaware Smid Cap Growth Class A Shares	129,738.878	$2,852,980	$1,713,851	$4	$1,713,855	56,707	$28.712953	$30.544415

Eaton Vance Floating-Rate Class A Shares	359,868.669	3,224,065	3,044,489	(509)	3,043,980	217,282	13.429871	14.722118

Eaton Vance Large-Cap Value Class A Shares	135,840.609	2,810,446	3,074,073	(15)	3,074,058	143,741	20.624584	22.338226

Federated Hermes Equity Income Class A Shares	48,739.372	1,043,244	1,003,544	(105)	1,003,439	58,673	16.705377	17.549168

Federated Hermes Kaufmann Class A Shares	692,922.993	4,110,934	3,229,021	54	3,229,075	98,209	31.224215	34.228447

Fidelity Advisor® Equity Growth Class A Shares	157,839.990	1,999,311	2,004,568	(11)	2,004,557	35,769	40.916639	56.591872

Fidelity Advisor® Overseas Class A Shares	20,448.600	378,871	519,803	(2)	519,801	18,458	28.161531	28.161531

Fidelity Advisor® Stock Selector Mid Cap Class A Shares	20,280.259	637,645	671,885	-	671,885	14,135	47.533858	47.533858

Franklin Templeton Growth Class A Shares	132,770.279	2,912,075	2,837,301	1	2,837,302	155,444	14.674957	22.967569

Invesco American Franchise Fund Class A Shares	25,874.608	537,752	414,252	-	414,252	19,323	21.438493	21.438493

Invesco Capital Appreciation Class A Shares	15,334.595	946,054	727,627	(16)	727,611	25,871	26.667373	29.232862

Invesco Charter Class A Shares	13,986.745	239,719	205,186	-	205,186	8,575	23.928425	23.928425

Invesco Comstock Class A Shares	1,004,261.832	22,885,951	26,582,811	(14)	26,582,797	741,824	29.791512	50.330471

Invesco Discovery Mid Cap Growth Class A Shares	59,241.659	1,356,716	1,234,004	(1)	1,234,003	100,164	12.319781	12.319781

Invesco Equity and Income Class A Shares	199,292.639	2,068,494	1,957,054	(1)	1,957,053	54,802	35.711087	35.711087

Invesco Fundamental Alternatives Class A Shares	16,948.085	449,631	409,805	-	409,805	26,240	15.617273	15.617273

Invesco Global Class A Shares	29,746.227	2,607,574	2,212,227	5	2,212,232	53,306	41.500854	41.500854

Invesco Main Street Class A Shares	44,598.593	2,166,860	1,935,579	16	1,935,595	56,886	29.313146	40.811653

Invesco Main Street Mid Cap Class A Shares	91,822.128	2,117,303	2,143,128	5	2,143,133	69,962	29.454393	32.287596

Invesco Value Opportunities Class A Shares	22,510.142	328,269	354,535	(3)	354,532	147,533	2.341983	2.483828

Janus Henderson Enterprise Class A Shares	194,335.523	23,096,364	22,241,701	(17)	22,241,684	446,160	48.190338	51.586112

Janus Henderson Forty Class A Shares	117,253.558	4,477,043	4,178,917	8	4,178,925	121,669	33.001871	35.743809

JPMorgan Small Cap Growth Class A Shares	103,046.736	1,858,853	1,435,441	(1)	1,435,440	49,681	27.713154	30.016223

Lord Abbett Affiliated Class A Shares	85,685.242	1,294,159	1,330,692	14	1,330,706	53,690	23.481716	25.740932

Lord Abbett Bond-Debenture Class A Shares	1,258,632.259	10,038,596	8,785,253	(268)	8,784,985	394,108	18.367094	26.057735

Lord Abbett Mid Cap Stock Class A Shares	335,436.918	8,762,733	9,442,549	13	9,442,562	306,153	23.034554	36.650903

MFS® Growth Class A Shares	84,097.483	8,582,027	10,294,373	(9)	10,294,364	293,959	35.019684	35.019684

MFS® Mid Cap Growth Class A Shares	384,116.761	6,801,479	8,488,980	1	8,488,981	187,406	45.297363	45.297363

MFS® Research International Class A Shares	251,756.444	4,183,080	5,007,436	(9)	5,007,427	173,257	28.901796	28.901796

PIMCO CommodityRealReturn Strategy Class A Shares	1,264,951.195	6,988,491	5,869,374	(14)	5,869,360	718,870	7.800092	8.550969

PIMCO Low Duration Class A Shares	3,551,874.385	34,704,662	32,322,057	(447)	32,321,610	2,963,159	10.480208	11.350894

PIMCO Real Return Class A Shares	2,128,127.379	24,120,189	21,259,993	(158)	21,259,835	1,572,441	12.916584	14.159554

PIMCO Total Return Class A Shares	6,595,121.253	67,092,906	55,794,726	(226)	55,794,500	3,852,999	13.334116	15.812344

Pioneer Class A Shares	34,932.467	1,079,124	1,022,473	46	1,022,519	29,740	32.817991	35.974916

Pioneer High Yield Class A Shares	211,700.205	1,964,001	1,725,357	(146)	1,725,211	95,275	17.352462	19.021941

Pioneer Real Estate Shares Class A Shares	131,358.806	1,821,046	1,535,584	(7)	1,535,577	89,331	16.690661	17.987435

Pioneer Select Mid Cap Growth Class A Shares	5,942.429	269,786	211,788	1	211,789	6,639	30.775746	32.931480

Putnam Growth Opportunities Class A Shares	40,111.181	1,414,200	1,523,824	(1)	1,523,823	75,742	20.118692	20.118692

Putnam International Equity Class A Shares	413,387.364	9,390,407	8,916,765	52	8,916,817	387,757	22.995909	22.995909

Putnam Large Cap Value Class A Shares	28,140.070	765,960	793,831	-	793,831	48,838	16.254298	16.254298

TA Aegon Sustainable Equity Income Service Class	151,856.801	3,013,650	2,674,198	(4)	2,674,194	243,900	10.700054	11.000226

TA Asset Allocation - Conservative Class A Shares	86,973.884	932,292	817,555	-	817,555	76,427	10.503313	10.819248

TA Asset Allocation - Moderate Class A Shares	145,351.420	1,654,474	1,470,956	-	1,470,956	131,518	10.969676	11.299611

See accompanying notes.	5

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

TA Asset Allocation - Moderate Growth Class A Shares	149,595.848	$1,855,619	$1,606,659	$3	$1,606,662	135,459	$11.629647	$11.979412

TA BlackRock Government Money Market Initial Class	4,551,268.900	4,551,269	4,551,269	(38)	4,551,231	466,406	9.639574	9.797461

TA Bond Class A Shares	100,655.940	934,342	801,221	(109)	801,112	616,956	1.249921	1.335562

TA International Focus Initial Class	8,703,065.207	70,904,813	68,406,093	(89)	68,406,004	6,194,561	10.875629	11.180733

TA JPMorgan Mid Cap Value Service Class	124,393.817	1,895,795	1,771,368	-	1,771,368	134,973	12.802910	13.162028

TA Morgan Stanley Capital Growth Service Class	66,217.282	489,947	206,598	1	206,599	23,800	8.621400	8.766041

TA Multi-Managed Balanced Class A Shares	43,732.077	1,320,860	1,228,871	1	1,228,872	92,381	13.001785	13.392817

TA Small/Mid Cap Value Class A Shares	920,365.359	20,604,898	23,312,855	6	23,312,861	871,791	25.752802	27.753299

TA Sustainable Equity Income Class A Shares	5,783,062.086	44,557,541	41,175,402	1	41,175,403	2,940,434	13.632207	14.263852

TA T. Rowe Price Small Cap Service Class	434,490.444	5,390,408	3,688,824	(4)	3,688,820	275,948	13.179641	13.549394

TA TS&W International Equity Service Class	231,360.999	2,994,701	2,896,640	(3)	2,896,637	281,562	10.159178	10.444174

TA US Growth Class A Shares	1,276,417.119	27,714,232	24,137,048	(53)	24,136,995	882,404	26.604657	28.114601

TA WMC US Growth Service Class	193.278	6,637	4,772	(1)	4,771	300	15.665555	16.104959

Virtus AllianzGI Dividend Value Class A Shares	266,772.751	2,919,581	2,606,370	(3)	2,606,367	159,900	15.750368	17.059182

Virtus AllianzGI Small-Cap Value Class A Shares	306,886.972	4,788,556	3,305,173	(5)	3,305,168	100,965	23.841184	39.135504

See accompanying notes.	6

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	AB Discovery Value Class A Shares Subaccount	AB International Value Class A Shares Subaccount	AB Large Cap Growth Class A Shares Subaccount	AB Relative Value Class A Shares Subaccount

Net Assets as of December 31, 2020:	$3,031,626	$1,691,142	$3,479,916	$4,836,196

Investment Income:
Reinvested Dividends	22,731	43,267	-	30,875
Investment Expense:
Mortality and Expense Risk and Administrative Charges	46,762	25,954	39,707	64,825

Net Investment Income (Loss)	(24,031)	17,313	(39,707)	(33,950)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	230,304	-	224,873	425,709
Realized Gain (Loss) on Investments	195,551	42,456	549,104	174,740

Net Realized Capital Gains (Losses) on Investments	425,855	42,456	773,977	600,449
Net Change in Unrealized Appreciation (Depreciation)	502,502	90,687	(12,407)	579,055

Net Gain (Loss) on Investment	928,357	133,143	761,570	1,179,504

Net Increase (Decrease) in Net Assets Resulting from Operations	904,326	150,456	721,863	1,145,554

Increase (Decrease) in Net Assets from Contract Transactions	(1,064,491)	(120,680)	(1,306,454)	(1,150,675)

Total Increase (Decrease) in Net Assets	(160,165)	29,776	(584,591)	(5,121)

Net Assets as of December 31, 2021:	$2,871,461	$1,720,918	$2,895,325	$4,831,075

Investment Income:
Reinvested Dividends	17,201	16,237	-	47,352
Investment Expense:
Mortality and Expense Risk and Administrative Charges	35,557	22,034	28,141	54,906

Net Investment Income (Loss)	(18,356)	(5,797)	(28,141)	(7,554)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	114,566	-	18,568	248,235
Realized Gain (Loss) on Investments	49,972	(20,548)	51,019	25,098

Net Realized Capital Gains (Losses) on Investments	164,538	(20,548)	69,587	273,333
Net Change in Unrealized Appreciation (Depreciation)	(639,686)	(178,399)	(883,499)	(533,294)

Net Gain (Loss) on Investment	(475,148)	(198,947)	(813,912)	(259,961)

Net Increase (Decrease) in Net Assets Resulting from Operations	(493,504)	(204,744)	(842,053)	(267,515)

Increase (Decrease) in Net Assets from Contract Transactions	(526,455)	(218,975)	(124,192)	(666,118)

Total Increase (Decrease) in Net Assets	(1,019,959)	(423,719)	(966,245)	(933,633)

Net Assets as of December 31, 2022:	$1,851,502	$1,297,199	$1,929,080	$3,897,442

See Accompanying Notes.	7

(1) See Footnote 1

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	AB Value Class A Shares Subaccount	American Funds - EuroPacific Growth Fund® Class F -1 Shares Subaccount	American Funds - Growth Fund of America® Class F -1 Shares Subaccount	American Funds - Income Fund of America® Class F -1 Shares Subaccount

Net Assets as of December 31, 2020:	$385,772	$4,133,057	$16,200,323	$4,100,848

Investment Income:
Reinvested Dividends	3,641	46,977	-	113,081
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,173	59,331	243,471	59,741

Net Investment Income (Loss)	(2,532)	(12,354)	(243,471)	53,340

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	32,786	296,943	1,201,880	137,125
Realized Gain (Loss) on Investments	27,845	301,995	1,558,525	316,589

Net Realized Capital Gains (Losses) on Investments	60,631	598,938	2,760,405	453,714
Net Change in Unrealized Appreciation (Depreciation)	35,307	(527,427)	169,903	92,633

Net Gain (Loss) on Investment	95,938	71,511	2,930,308	546,347

Net Increase (Decrease) in Net Assets Resulting from Operations	93,406	59,157	2,686,837	599,687

Increase (Decrease) in Net Assets from Contract Transactions	(84,156)	(678,137)	(2,951,733)	(956,660)

Total Increase (Decrease) in Net Assets	9,250	(618,980)	(264,896)	(356,973)

Net Assets as of December 31, 2021:	$395,022	$3,514,077	$15,935,427	$3,743,875

Investment Income:
Reinvested Dividends	6,437	28,519	25,730	103,241
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,303	40,043	176,707	50,407

Net Investment Income (Loss)	134	(11,524)	(150,977)	52,834

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	48,600	13,387	359,394	107,632
Realized Gain (Loss) on Investments	9,568	47,940	939,172	119,976

Net Realized Capital Gains (Losses) on Investments	58,168	61,327	1,298,566	227,608
Net Change in Unrealized Appreciation (Depreciation)	(78,817)	(880,493)	(6,040,125)	(580,760)

Net Gain (Loss) on Investment	(20,649)	(819,166)	(4,741,559)	(353,152)

Net Increase (Decrease) in Net Assets Resulting from Operations	(20,515)	(830,690)	(4,892,536)	(300,318)

Increase (Decrease) in Net Assets from Contract Transactions	84,803	(145,761)	(1,276,576)	(350,912)

Total Increase (Decrease) in Net Assets	64,288	(976,451)	(6,169,112)	(651,230)

Net Assets as of December 31, 2022:	$459,310	$2,537,626	$9,766,315	$3,092,645

See Accompanying Notes.	8

(1) See Footnote 1

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	American Funds - Investment Company of America® Class F -1 Shares Subaccount	American Funds - The Bond Fund of America® Class A Shares Subaccount	American Funds - The Bond Fund of America® Class F -1 Shares Subaccount	American Funds - The Growth Fund of America® Class A Shares Subaccount

Net Assets as of December 31, 2020:	$6,139,119	$4,824,044	$2,501,419	$46,189,947

Investment Income:
Reinvested Dividends	75,632	63,256	32,169	39,447
Investment Expense:
Mortality and Expense Risk and Administrative Charges	95,636	57,838	34,822	624,602

Net Investment Income (Loss)	(20,004)	5,418	(2,653)	(585,155)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	362,752	23,642	12,628	3,672,353
Realized Gain (Loss) on Investments	550,970	72,348	20,265	2,772,697

Net Realized Capital Gains (Losses) on Investments	913,722	95,990	32,893	6,445,050
Net Change in Unrealized Appreciation (Depreciation)	452,340	(208,034)	(90,195)	1,993,817

Net Gain (Loss) on Investment	1,366,062	(112,044)	(57,302)	8,438,867

Net Increase (Decrease) in Net Assets Resulting from Operations	1,346,058	(106,626)	(59,955)	7,853,712

Increase (Decrease) in Net Assets from Contract Transactions	(999,855)	(620,797)	(249,891)	(5,211,846)

Total Increase (Decrease) in Net Assets	346,203	(727,423)	(309,846)	2,641,866

Net Assets as of December 31, 2021:	$6,485,322	$4,096,621	$2,191,573	$48,831,813

Investment Income:
Reinvested Dividends	67,445	86,879	48,723	98,559
Investment Expense:
Mortality and Expense Risk and Administrative Charges	78,534	44,327	30,186	473,194

Net Investment Income (Loss)	(11,089)	42,552	18,537	(374,635)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	213,954	4,189	2,385	1,099,678
Realized Gain (Loss) on Investments	285,964	8,245	(24,846)	1,032,001

Net Realized Capital Gains (Losses) on Investments	499,918	12,434	(22,461)	2,131,679
Net Change in Unrealized Appreciation (Depreciation)	(1,540,340)	(589,732)	(299,785)	(16,838,482)

Net Gain (Loss) on Investment	(1,040,422)	(577,298)	(322,246)	(14,706,803)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,051,511)	(534,746)	(303,709)	(15,081,438)

Increase (Decrease) in Net Assets from Contract Transactions	(733,095)	(495,667)	(71,232)	(3,453,606)

Total Increase (Decrease) in Net Assets	(1,784,606)	(1,030,413)	(374,941)	(18,535,044)

Net Assets as of December 31, 2022:	$4,700,716	$3,066,208	$1,816,632	$30,296,769

See Accompanying Notes.	9

(1) See Footnote 1

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	American Funds - The Income Fund of America® Class A Shares Subaccount	American Funds - The Investment Company of America® Class A Shares Subaccount	AMG Renaissance Large Cap Growth Class N Shares Subaccount	BlackRock Advantage Global Investor A Shares Subaccount

Net Assets as of December 31, 2020:	$10,201,793	$21,287,232	$100,242	$329,846

Investment Income:
Reinvested Dividends	303,141	282,804	1	3,747
Investment Expense:
Mortality and Expense Risk and Administrative Charges	137,685	298,299	1,561	5,088

Net Investment Income (Loss)	165,456	(15,495)	(1,560)	(1,341)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	393,729	1,311,458	6,451	49,383
Realized Gain (Loss) on Investments	373,824	768,288	10,982	3,157

Net Realized Capital Gains (Losses) on Investments	767,553	2,079,746	17,433	52,540
Net Change in Unrealized Appreciation (Depreciation)	619,582	2,735,310	8,855	(508)

Net Gain (Loss) on Investment	1,387,135	4,815,056	26,288	52,032

Net Increase (Decrease) in Net Assets Resulting from Operations	1,552,591	4,799,561	24,728	50,691

Increase (Decrease) in Net Assets from Contract Transactions	(956,975)	(2,426,786)	(37,940)	(27,574)

Total Increase (Decrease) in Net Assets	595,616	2,372,775	(13,212)	23,117

Net Assets as of December 31, 2021:	$10,797,409	$23,660,007	$87,030	$352,963

Investment Income:
Reinvested Dividends	298,677	265,998	90	4,705
Investment Expense:
Mortality and Expense Risk and Administrative Charges	123,878	250,791	1,117	4,531

Net Investment Income (Loss)	174,799	15,207	(1,027)	174

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	307,106	799,214	3,676	-
Realized Gain (Loss) on Investments	374,422	431,406	2,181	(3,361)

Net Realized Capital Gains (Losses) on Investments	681,528	1,230,620	5,857	(3,361)
Net Change in Unrealized Appreciation (Depreciation)	(1,663,756)	(5,058,571)	(20,681)	(64,153)

Net Gain (Loss) on Investment	(982,228)	(3,827,951)	(14,824)	(67,514)

Net Increase (Decrease) in Net Assets Resulting from Operations	(807,429)	(3,812,744)	(15,851)	(67,340)

Increase (Decrease) in Net Assets from Contract Transactions	(1,112,260)	(2,237,068)	(13,903)	(16,396)

Total Increase (Decrease) in Net Assets	(1,919,689)	(6,049,812)	(29,754)	(83,736)

Net Assets as of December 31, 2022:	$8,877,720	$17,610,195	$57,276	$269,227

See Accompanying Notes.	10

(1) See Footnote 1

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BlackRock Advantage International Investor A Shares Subaccount	BlackRock Advantage Large Cap Core Investor A Shares Subaccount	BlackRock Advantage Large Cap Value Investor A Shares Subaccount	BlackRock Advantage SMID Investor A Shares Subaccount

Net Assets as of December 31, 2020:	$1,852,073	$5,989,790	$3,577,915	$5,598,415

Investment Income:
Reinvested Dividends	58,085	34,563	42,459	66,845
Investment Expense:
Mortality and Expense Risk and Administrative Charges	30,063	93,454	56,170	75,951

Net Investment Income (Loss)	28,022	(58,891)	(13,711)	(9,106)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	100,650	1,046,603	549,465	1,786,725
Realized Gain (Loss) on Investments	97,697	439,118	544,681	113,059

Net Realized Capital Gains (Losses) on Investments	198,347	1,485,721	1,094,146	1,899,784
Net Change in Unrealized Appreciation (Depreciation)	(30,765)	53,273	(264,732)	(1,250,160)

Net Gain (Loss) on Investment	167,582	1,538,994	829,414	649,624

Net Increase (Decrease) in Net Assets Resulting from Operations	195,604	1,480,103	815,703	640,518

Increase (Decrease) in Net Assets from Contract Transactions	(120,811)	(1,267,322)	(911,754)	(777,457)

Total Increase (Decrease) in Net Assets	74,793	212,781	(96,051)	(136,939)

Net Assets as of December 31, 2021:	$1,926,866	$6,202,571	$3,481,864	$5,461,476

Investment Income:
Reinvested Dividends	45,800	45,376	43,500	37,020
Investment Expense:
Mortality and Expense Risk and Administrative Charges	25,642	78,268	47,827	62,603

Net Investment Income (Loss)	20,158	(32,892)	(4,327)	(25,583)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	248,880	118,786	-
Realized Gain (Loss) on Investments	8,893	(15,444)	109,336	(188,004)

Net Realized Capital Gains (Losses) on Investments	8,893	233,436	228,122	(188,004)
Net Change in Unrealized Appreciation (Depreciation)	(337,982)	(1,505,216)	(560,238)	(752,957)

Net Gain (Loss) on Investment	(329,089)	(1,271,780)	(332,116)	(940,961)

Net Increase (Decrease) in Net Assets Resulting from Operations	(308,931)	(1,304,672)	(336,443)	(966,544)

Increase (Decrease) in Net Assets from Contract Transactions	(265,579)	(428,123)	(242,343)	(338,669)

Total Increase (Decrease) in Net Assets	(574,510)	(1,732,795)	(578,786)	(1,305,213)

Net Assets as of December 31, 2022:	$1,352,356	$4,469,776	$2,903,078	$4,156,263

See Accompanying Notes.	11

(1) See Footnote 1

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BlackRock Capital Appreciation Investor A Shares Subaccount	BlackRock Global Allocation Investor A Shares Subaccount	BlackRock High Yield Bond Investor A Shares Subaccount	BlackRock Impact Mortgage Investor A Shares Subaccount

Net Assets as of December 31, 2020:	$44,721,433	$100,777,175	$19,217,440	$16,181,959

Investment Income:
Reinvested Dividends	-	908,879	821,225	191,174
Investment Expense:
Mortality and Expense Risk and Administrative Charges	658,404	1,429,317	280,639	211,280

Net Investment Income (Loss)	(658,404)	(520,438)	540,586	(20,106)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,581,850	8,236,295	64,142	-
Realized Gain (Loss) on Investments	5,075,631	2,000,139	(91,250)	71,341

Net Realized Capital Gains (Losses) on Investments	10,657,481	10,236,434	(27,108)	71,341
Net Change in Unrealized Appreciation (Depreciation)	(1,873,184)	(4,788,762)	218,823	(497,154)

Net Gain (Loss) on Investment	8,784,297	5,447,672	191,715	(425,813)

Net Increase (Decrease) in Net Assets Resulting from Operations	8,125,893	4,927,234	732,301	(445,919)

Increase (Decrease) in Net Assets from Contract Transactions	(9,504,622)	(11,937,591)	(1,640,039)	(430,199)

Total Increase (Decrease) in Net Assets	(1,378,729)	(7,010,357)	(907,738)	(876,118)

Net Assets as of December 31, 2021:	$43,342,704	$93,766,818	$18,309,702	$15,305,841

Investment Income:
Reinvested Dividends	-	-	772,391	272,261
Investment Expense:
Mortality and Expense Risk and Administrative Charges	487,518	1,132,047	234,022	172,588

Net Investment Income (Loss)	(487,518)	(1,132,047)	538,369	99,673

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,565,818	4,040,096	-	-
Realized Gain (Loss) on Investments	447,767	(1,585,241)	(459,439)	(218,989)

Net Realized Capital Gains (Losses) on Investments	3,013,585	2,454,855	(459,439)	(218,989)
Net Change in Unrealized Appreciation (Depreciation)	(19,590,801)	(17,010,898)	(2,239,595)	(1,994,770)

Net Gain (Loss) on Investment	(16,577,216)	(14,556,043)	(2,699,034)	(2,213,759)

Net Increase (Decrease) in Net Assets Resulting from Operations	(17,064,734)	(15,688,090)	(2,160,665)	(2,114,086)

Increase (Decrease) in Net Assets from Contract Transactions	3,380,705	(11,832,810)	(3,057,647)	(1,770,435)

Total Increase (Decrease) in Net Assets	(13,684,029)	(27,520,900)	(5,218,312)	(3,884,521)

Net Assets as of December 31, 2022:	$29,658,675	$66,245,918	$13,091,390	$11,421,320

See Accompanying Notes.	12

(1) See Footnote 1

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BlackRock International Investor A Shares	BlackRock iShares MSCI EAFE International Index Investor A Shares	BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	BlackRock iShares S&P 500 Index Investor A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$2,374,222	$143,729	$42,145	$24,929,322

Investment Income:
Reinvested Dividends	10,258	3,670	361	272,329
Investment Expense:
Mortality and Expense Risk and Administrative Charges	33,862	2,147	717	376,220

Net Investment Income (Loss)	(23,604)	1,523	(356)	(103,891)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	136,667	-	2,793	153,646
Realized Gain (Loss) on Investments	208,575	5,494	1,377	2,753,688

Net Realized Capital Gains (Losses) on Investments	345,242	5,494	4,170	2,907,334
Net Change in Unrealized Appreciation (Depreciation)	(126,571)	5,863	1,516	3,330,454

Net Gain (Loss) on Investment	218,671	11,357	5,686	6,237,788

Net Increase (Decrease) in Net Assets Resulting from Operations	195,067	12,880	5,330	6,133,897

Increase (Decrease) in Net Assets from Contract Transactions	(404,506)	(21,387)	(1,543)	(4,418,554)

Total Increase (Decrease) in Net Assets	(209,439)	(8,507)	3,787	1,715,343

Net Assets as of December 31, 2021:	$2,164,783	$135,222	$45,932	$26,644,665

Investment Income:
Reinvested Dividends	15,072	2,631	377	281,732
Investment Expense:
Mortality and Expense Risk and Administrative Charges	27,349	1,797	591	335,502

Net Investment Income (Loss)	(12,277)	834	(214)	(53,770)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	107	69,275
Realized Gain (Loss) on Investments	19,302	1,520	7,519	1,300,166

Net Realized Capital Gains (Losses) on Investments	19,302	1,520	7,626	1,369,441
Net Change in Unrealized Appreciation (Depreciation)	(547,025)	(23,671)	(17,242)	(6,477,846)

Net Gain (Loss) on Investment	(527,723)	(22,151)	(9,616)	(5,108,405)

Net Increase (Decrease) in Net Assets Resulting from Operations	(540,000)	(21,317)	(9,830)	(5,162,175)

Increase (Decrease) in Net Assets from Contract Transactions	17,413	(9,087)	(3,403)	(1,079,449)

Total Increase (Decrease) in Net Assets	(522,587)	(30,404)	(13,233)	(6,241,624)

Net Assets as of December 31, 2022:	$1,642,196	$104,818	$32,699	$20,403,041

See Accompanying Notes.	13

(1) See Footnote 1

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BlackRock Large Cap Focus Growth Investor A Shares	BlackRock Large Cap Focus Value Investor A Shares	BlackRock Low Duration Bond Investor A Shares	BlackRock Total Return Investor A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$4,662,905	$28,961,254	$72,757	$66,543,677

Investment Income:
Reinvested Dividends	-	334,817	682	1,080,802
Investment Expense:
Mortality and Expense Risk and Administrative Charges	67,258	426,999	1,040	920,615

Net Investment Income (Loss)	(67,258)	(92,182)	(358)	160,187

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	515,937	4,617,055	43	308,025
Realized Gain (Loss) on Investments	406,619	(843,000)	17	35,948

Net Realized Capital Gains (Losses) on Investments	922,556	3,774,055	60	343,973
Net Change in Unrealized Appreciation (Depreciation)	(232,343)	1,924,084	(1,075)	(2,015,037)

Net Gain (Loss) on Investment	690,213	5,698,139	(1,015)	(1,671,064)

Net Increase (Decrease) in Net Assets Resulting from Operations	622,955	5,605,957	(1,373)	(1,510,877)

Increase (Decrease) in Net Assets from Contract Transactions	(973,149)	(6,470,388)	(4,649)	(2,045,831)

Total Increase (Decrease) in Net Assets	(350,194)	(864,431)	(6,022)	(3,556,708)

Net Assets as of December 31, 2021:	$4,312,711	$28,096,823	$66,735	$62,986,969

Investment Income:
Reinvested Dividends	-	312,269	1,280	1,275,156
Investment Expense:
Mortality and Expense Risk and Administrative Charges	50,370	362,858	974	759,791

Net Investment Income (Loss)	(50,370)	(50,589)	306	515,365

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	59,922	2,105,417	556	-
Realized Gain (Loss) on Investments	55,296	(1,408,477)	(568)	(1,576,076)

Net Realized Capital Gains (Losses) on Investments	115,218	696,940	(12)	(1,576,076)
Net Change in Unrealized Appreciation (Depreciation)	(1,781,000)	(2,225,713)	(4,573)	(8,392,303)

Net Gain (Loss) on Investment	(1,665,782)	(1,528,773)	(4,585)	(9,968,379)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,716,152)	(1,579,362)	(4,279)	(9,453,014)

Increase (Decrease) in Net Assets from Contract Transactions	10,338	(4,709,246)	(3,541)	(7,346,654)

Total Increase (Decrease) in Net Assets	(1,705,814)	(6,288,608)	(7,820)	(16,799,668)

Net Assets as of December 31, 2022:	$2,606,897	$21,808,215	$58,915	$46,187,301

See Accompanying Notes.	14

(1) See Footnote 1

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BNY Mellon Appreciation Investor Shares	Cohen & Steers Real Estate Securities Class A Shares	Columbia Large Cap Growth Opportunity Class A Shares	Columbia Select Mid Cap Growth Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$10,165,712	$482,310	$6,057,841	$500,412

Investment Income:
Reinvested Dividends	36,793	9,291	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	155,898	8,204	94,546	7,848

Net Investment Income (Loss)	(119,105)	1,087	(94,546)	(7,848)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	364,929	18,259	2,029,419	97,093
Realized Gain (Loss) on Investments	690,199	25,697	451,374	22,354

Net Realized Capital Gains (Losses) on Investments	1,055,128	43,956	2,480,793	119,447
Net Change in Unrealized Appreciation (Depreciation)	1,394,810	136,437	(1,384,036)	(37,793)

Net Gain (Loss) on Investment	2,449,938	180,393	1,096,757	81,654

Net Increase (Decrease) in Net Assets Resulting from Operations	2,330,833	181,480	1,002,211	73,806

Increase (Decrease) in Net Assets from Contract Transactions	(2,550,850)	(77,508)	(945,062)	(72,875)

Total Increase (Decrease) in Net Assets	(220,017)	103,972	57,149	931

Net Assets as of December 31, 2021:	$9,945,695	$586,282	$6,114,990	$501,343

Investment Income:
Reinvested Dividends	42,886	12,779	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	124,051	7,554	75,795	6,380

Net Investment Income (Loss)	(81,165)	5,225	(75,795)	(6,380)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	579,833	19,536	832,664	-
Realized Gain (Loss) on Investments	401,829	16,779	(110,135)	(14,339)

Net Realized Capital Gains (Losses) on Investments	981,662	36,315	722,529	(14,339)
Net Change in Unrealized Appreciation (Depreciation)	(2,805,125)	(202,859)	(2,527,433)	(148,941)

Net Gain (Loss) on Investment	(1,823,463)	(166,544)	(1,804,904)	(163,280)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,904,628)	(161,319)	(1,880,699)	(169,660)

Increase (Decrease) in Net Assets from Contract Transactions	(936,584)	(309)	3,428	33,756

Total Increase (Decrease) in Net Assets	(2,841,212)	(161,628)	(1,877,271)	(135,904)

Net Assets as of December 31, 2022:	$7,104,483	$424,654	$4,237,719	$365,439

See Accompanying Notes.	15

(1) See Footnote 1

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Columbia Select Small Cap Value Class A Shares	Davis New York Venture Class A Shares	Delaware Smid Cap Growth Class A Shares	Eaton Vance Floating-Rate Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$10,873,757	$21,890,888	$4,281,251	$3,498,398

Investment Income:
Reinvested Dividends	4,017	32,114	-	113,311
Investment Expense:
Mortality and Expense Risk and Administrative Charges	148,650	325,900	52,261	56,415

Net Investment Income (Loss)	(144,633)	(293,786)	(52,261)	56,896

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	696,258	4,145,144	857,655	-
Realized Gain (Loss) on Investments	574,613	134,049	294,282	(10,929)

Net Realized Capital Gains (Losses) on Investments	1,270,871	4,279,193	1,151,937	(10,929)
Net Change in Unrealized Appreciation (Depreciation)	1,869,739	(1,532,137)	(1,471,578)	42,538

Net Gain (Loss) on Investment	3,140,610	2,747,056	(319,641)	31,609

Net Increase (Decrease) in Net Assets Resulting from Operations	2,995,977	2,453,270	(371,902)	88,505

Increase (Decrease) in Net Assets from Contract Transactions	(3,005,184)	(2,869,387)	(514,630)	123,501

Total Increase (Decrease) in Net Assets	(9,207)	(416,117)	(886,532)	212,006

Net Assets as of December 31, 2021:	$10,864,550	$21,474,771	$3,394,719	$3,710,404

Investment Income:
Reinvested Dividends	66,119	263,376	-	149,894
Investment Expense:
Mortality and Expense Risk and Administrative Charges	118,061	255,481	29,996	52,145

Net Investment Income (Loss)	(51,942)	7,895	(29,996)	97,749

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	298,598	918,386	379,119	-
Realized Gain (Loss) on Investments	76,887	(750,621)	(72,617)	(83,229)

Net Realized Capital Gains (Losses) on Investments	375,485	167,765	306,502	(83,229)
Net Change in Unrealized Appreciation (Depreciation)	(2,045,220)	(4,092,130)	(1,847,003)	(165,668)

Net Gain (Loss) on Investment	(1,669,735)	(3,924,365)	(1,540,501)	(248,897)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,721,677)	(3,916,470)	(1,570,497)	(151,148)

Increase (Decrease) in Net Assets from Contract Transactions	(1,062,458)	(1,558,115)	(110,367)	(515,276)

Total Increase (Decrease) in Net Assets	(2,784,135)	(5,474,585)	(1,680,864)	(666,424)

Net Assets as of December 31, 2022:	$8,080,415	$16,000,186	$1,713,855	$3,043,980

See Accompanying Notes.	16

(1) See Footnote 1

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Eaton Vance Large-Cap Value Class A Shares	Federated Hermes Equity Income Class A Shares	Federated Hermes Kaufmann Class A Shares	Fidelity Advisor® Equity Growth Class A Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2020:	$3,513,218	$1,353,769	$5,365,023	$2,582,960

Investment Income:
Reinvested Dividends	38,076	12,196	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	56,940	21,236	76,728	36,966

Net Investment Income (Loss)	(18,864)	(9,040)	(76,728)	(36,966)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	226,879	184,936	424,708	341,614
Realized Gain (Loss) on Investments	251,603	35,818	334,014	81,216

Net Realized Capital Gains (Losses) on Investments	478,482	220,754	758,722	422,830
Net Change in Unrealized Appreciation (Depreciation)	292,725	33,461	(601,184)	151,145

Net Gain (Loss) on Investment	771,207	254,215	157,538	573,975

Net Increase (Decrease) in Net Assets Resulting from Operations	752,343	245,175	80,810	537,009

Increase (Decrease) in Net Assets from Contract Transactions	(477,145)	(218,851)	(665,178)	(139,327)

Total Increase (Decrease) in Net Assets	275,198	26,324	(584,368)	397,682

Net Assets as of December 31, 2021:	$3,788,416	$1,380,093	$4,780,655	$2,980,642

Investment Income:
Reinvested Dividends	33,961	13,570	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	51,567	18,227	55,972	30,588

Net Investment Income (Loss)	(17,606)	(4,657)	(55,972)	(30,588)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	94,893	59,210	-	43,630
Realized Gain (Loss) on Investments	280,555	(4,506)	(68,044)	98,007

Net Realized Capital Gains (Losses) on Investments	375,448	54,704	(68,044)	141,637
Net Change in Unrealized Appreciation (Depreciation)	(501,818)	(176,690)	(1,401,849)	(854,371)

Net Gain (Loss) on Investment	(126,370)	(121,986)	(1,469,893)	(712,734)

Net Increase (Decrease) in Net Assets Resulting from Operations	(143,976)	(126,643)	(1,525,865)	(743,322)

Increase (Decrease) in Net Assets from Contract Transactions	(570,382)	(250,011)	(25,715)	(232,763)

Total Increase (Decrease) in Net Assets	(714,358)	(376,654)	(1,551,580)	(976,085)

Net Assets as of December 31, 2022:	$3,074,058	$1,003,439	$3,229,075	$2,004,557

See Accompanying Notes.	17

(1) See Footnote 1

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Fidelity Advisor® Overseas Class A Shares Subaccount	Fidelity Advisor® Stock Selector Mid Cap Class A Shares Subaccount	Franklin Templeton Growth Class A Shares Subaccount	Invesco American Franchise Fund Class A Shares Subaccount

Net Assets as of December 31, 2020:	$634,884	$751,262	$3,839,615	$551,117

Investment Income:
Reinvested Dividends	-	3,739	58,889	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,862	10,842	53,500	7,410

Net Investment Income (Loss)	(8,862)	(7,103)	5,389	(7,410)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	15,019	96,919	-	119,757
Realized Gain (Loss) on Investments	17,663	45,794	113,102	26,432

Net Realized Capital Gains (Losses) on Investments	32,682	142,713	113,102	146,189
Net Change in Unrealized Appreciation (Depreciation)	84,644	22,009	25,649	(83,114)

Net Gain (Loss) on Investment	117,326	164,722	138,751	63,075

Net Increase (Decrease) in Net Assets Resulting from Operations	108,464	157,619	144,140	55,665

Increase (Decrease) in Net Assets from Contract Transactions	(24,342)	(59,754)	(515,010)	(28,161)

Total Increase (Decrease) in Net Assets	84,122	97,865	(370,870)	27,504

Net Assets as of December 31, 2021:	$719,006	$849,127	$3,468,745	$578,621

Investment Income:
Reinvested Dividends	1,991	3,245	25,817	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,168	9,268	42,706	5,781

Net Investment Income (Loss)	(5,177)	(6,023)	(16,889)	(5,781)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	58,661	-	30,161
Realized Gain (Loss) on Investments	10,242	24,043	5,703	9,483

Net Realized Capital Gains (Losses) on Investments	10,242	82,704	5,703	39,644
Net Change in Unrealized Appreciation (Depreciation)	(188,183)	(201,560)	(412,426)	(214,852)

Net Gain (Loss) on Investment	(177,941)	(118,856)	(406,723)	(175,208)

Net Increase (Decrease) in Net Assets Resulting from Operations	(183,118)	(124,879)	(423,612)	(180,989)

Increase (Decrease) in Net Assets from Contract Transactions	(16,087)	(52,363)	(207,831)	16,620

Total Increase (Decrease) in Net Assets	(199,205)	(177,242)	(631,443)	(164,369)

Net Assets as of December 31, 2022:	$519,801	$671,885	$2,837,302	$414,252

See Accompanying Notes.	18

(1) See Footnote 1

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Invesco Capital Appreciation Class A Shares Subaccount	Invesco Charter Class A Shares Subaccount	Invesco Comstock Class A Shares Subaccount	Invesco Discovery Mid Cap Growth Class A Shares Subaccount

Net Assets as of December 31, 2020:	$997,840	$246,596	$35,157,014	$1,882,373

Investment Income:
Reinvested Dividends	-	924	516,750	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,411	3,472	521,668	25,323

Net Investment Income (Loss)	(16,411)	(2,548)	(4,918)	(25,323)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	255,095	37,584	2,413,731	307,426
Realized Gain (Loss) on Investments	74,547	6,390	2,561,631	112,502

Net Realized Capital Gains (Losses) on Investments	329,642	43,974	4,975,362	419,928
Net Change in Unrealized Appreciation (Depreciation)	(100,564)	19,382	5,072,004	(84,194)

Net Gain (Loss) on Investment	229,078	63,356	10,047,366	335,734

Net Increase (Decrease) in Net Assets Resulting from Operations	212,667	60,808	10,042,448	310,411

Increase (Decrease) in Net Assets from Contract Transactions	(59,555)	(35,179)	(10,446,649)	(263,142)

Total Increase (Decrease) in Net Assets	153,112	25,629	(404,201)	47,269

Net Assets as of December 31, 2021:	$1,150,952	$272,225	$34,752,813	$1,929,642

Investment Income:
Reinvested Dividends	-	1,599	508,130	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,749	2,912	444,914	17,931

Net Investment Income (Loss)	(12,749)	(1,313)	63,216	(17,931)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,313	6,764	2,785,024	-
Realized Gain (Loss) on Investments	(9,934)	(805)	1,609,006	11,744

Net Realized Capital Gains (Losses) on Investments	(3,621)	5,959	4,394,030	11,744
Net Change in Unrealized Appreciation (Depreciation)	(332,456)	(63,156)	(4,644,139)	(598,241)

Net Gain (Loss) on Investment	(336,077)	(57,197)	(250,109)	(586,497)

Net Increase (Decrease) in Net Assets Resulting from Operations	(348,826)	(58,510)	(186,893)	(604,428)

Increase (Decrease) in Net Assets from Contract Transactions	(74,515)	(8,529)	(7,983,123)	(91,211)

Total Increase (Decrease) in Net Assets	(423,341)	(67,039)	(8,170,016)	(695,639)

Net Assets as of December 31, 2022:	$727,611	$205,186	$26,582,797	$1,234,003

See Accompanying Notes.	19

(1) See Footnote 1

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Invesco Equity and Income Class A Shares Subaccount	Invesco Fundamental Alternatives Class A Shares Subaccount	Invesco Global Class A Shares Subaccount	Invesco Main Street Class A Shares Subaccount

Net Assets as of December 31, 2020:	$2,180,041	$511,217	$3,141,210	$2,289,129

Investment Income:
Reinvested Dividends	30,475	13,662	-	14,842
Investment Expense:
Mortality and Expense Risk and Administrative Charges	30,353	6,567	42,205	36,476

Net Investment Income (Loss)	122	7,095	(42,205)	(21,634)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	256,048	-	221,792	410,652
Realized Gain (Loss) on Investments	29,789	581	163,215	81,666

Net Realized Capital Gains (Losses) on Investments	285,837	581	385,007	492,318
Net Change in Unrealized Appreciation (Depreciation)	64,448	(1,850)	76,903	101,570

Net Gain (Loss) on Investment	350,285	(1,269)	461,910	593,888

Net Increase (Decrease) in Net Assets Resulting from Operations	350,407	5,826	419,705	572,254

Increase (Decrease) in Net Assets from Contract Transactions	(196,005)	(22,673)	(262,197)	(238,041)

Total Increase (Decrease) in Net Assets	154,402	(16,847)	157,508	334,213

Net Assets as of December 31, 2021:	$2,334,443	$494,370	$3,298,718	$2,623,342

Investment Income:
Reinvested Dividends	36,670	-	-	20,041
Investment Expense:
Mortality and Expense Risk and Administrative Charges	27,174	5,826	31,365	32,416

Net Investment Income (Loss)	9,496	(5,826)	(31,365)	(12,375)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	88,826	10,504	271,775	67,068
Realized Gain (Loss) on Investments	8,241	(6,058)	38,513	(8,755)

Net Realized Capital Gains (Losses) on Investments	97,067	4,446	310,288	58,313
Net Change in Unrealized Appreciation (Depreciation)	(309,779)	(39,664)	(1,352,419)	(603,225)

Net Gain (Loss) on Investment	(212,712)	(35,218)	(1,042,131)	(544,912)

Net Increase (Decrease) in Net Assets Resulting from Operations	(203,216)	(41,044)	(1,073,496)	(557,287)

Increase (Decrease) in Net Assets from Contract Transactions	(174,174)	(43,521)	(12,990)	(130,460)

Total Increase (Decrease) in Net Assets	(377,390)	(84,565)	(1,086,486)	(687,747)

Net Assets as of December 31, 2022:	$1,957,053	$409,805	$2,212,232	$1,935,595

See Accompanying Notes.	20

(1) See Footnote 1

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Invesco Main Street Mid Cap Class A Shares Subaccount	Invesco Value Opportunities Class A Shares Subaccount	Janus Henderson Enterprise Class A Shares Subaccount	Janus Henderson Forty Class A Shares Subaccount

Net Assets as of December 31, 2020:	$3,317,940	$284,549	$32,290,410	$6,792,692

Investment Income:
Reinvested Dividends	6,744	1,747	222,370	27,513
Investment Expense:
Mortality and Expense Risk and Administrative Charges	52,162	4,621	482,535	103,045

Net Investment Income (Loss)	(45,418)	(2,874)	(260,165)	(75,532)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	521,356	23,891	4,150,079	537,997
Realized Gain (Loss) on Investments	217,473	9,079	2,884,657	1,076,518

Net Realized Capital Gains (Losses) on Investments	738,829	32,970	7,034,736	1,614,515
Net Change in Unrealized Appreciation (Depreciation)	(43,749)	56,060	(2,208,843)	(187,542)

Net Gain (Loss) on Investment	695,080	89,030	4,825,893	1,426,973

Net Increase (Decrease) in Net Assets Resulting from Operations	649,662	86,156	4,565,728	1,351,441

Increase (Decrease) in Net Assets from Contract Transactions	(691,754)	(53,988)	(5,836,735)	(1,746,791)

Total Increase (Decrease) in Net Assets	(42,092)	32,168	(1,271,007)	(395,350)

Net Assets as of December 31, 2021:	$3,275,848	$316,717	$31,019,403	$6,397,342

Investment Income:
Reinvested Dividends	2,817	2,435	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	40,376	4,854	395,508	75,995

Net Investment Income (Loss)	(37,559)	(2,419)	(395,508)	(75,995)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	76,750	29,421	2,232,507	2,617
Realized Gain (Loss) on Investments	158,145	50,037	1,393,787	21,838

Net Realized Capital Gains (Losses) on Investments	234,895	79,458	3,626,294	24,455
Net Change in Unrealized Appreciation (Depreciation)	(682,742)	(76,942)	(8,614,517)	(2,202,362)

Net Gain (Loss) on Investment	(447,847)	2,516	(4,988,223)	(2,177,907)

Net Increase (Decrease) in Net Assets Resulting from Operations	(485,406)	97	(5,383,731)	(2,253,902)

Increase (Decrease) in Net Assets from Contract Transactions	(647,309)	37,718	(3,393,988)	35,485

Total Increase (Decrease) in Net Assets	(1,132,715)	37,815	(8,777,719)	(2,218,417)

Net Assets as of December 31, 2022:	$2,143,133	$354,532	$22,241,684	$4,178,925

See Accompanying Notes.	21

(1) See Footnote 1

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	JPMorgan Small Cap Growth Class A Shares Subaccount	Lord Abbett Affiliated Class A Shares Subaccount	Lord Abbett Bond-Debenture Class A Shares Subaccount	Lord Abbett Mid Cap Stock Class A Shares Subaccount

Net Assets as of December 31, 2020:	$2,505,302	$1,769,808	$13,700,430	$10,340,030

Investment Income:
Reinvested Dividends	-	26,102	439,851	83,762
Investment Expense:
Mortality and Expense Risk and Administrative Charges	35,529	25,897	185,462	156,730

Net Investment Income (Loss)	(35,529)	205	254,389	(72,968)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	287,026	41,636	42,079	837,523
Realized Gain (Loss) on Investments	266,565	68,020	116,895	819,966

Net Realized Capital Gains (Losses) on Investments	553,591	109,656	158,974	1,657,489
Net Change in Unrealized Appreciation (Depreciation)	(673,693)	285,532	(150,455)	1,111,017

Net Gain (Loss) on Investment	(120,102)	395,188	8,519	2,768,506

Net Increase (Decrease) in Net Assets Resulting from Operations	(155,631)	395,393	262,908	2,695,538

Increase (Decrease) in Net Assets from Contract Transactions	(219,849)	(490,286)	(1,966,587)	(1,379,295)

Total Increase (Decrease) in Net Assets	(375,480)	(94,893)	(1,703,679)	1,316,243

Net Assets as of December 31, 2021:	$2,129,822	$1,674,915	$11,996,751	$11,656,273

Investment Income:
Reinvested Dividends	-	25,080	435,063	95,945
Investment Expense:
Mortality and Expense Risk and Administrative Charges	25,937	21,372	142,837	140,251

Net Investment Income (Loss)	(25,937)	3,708	292,226	(44,306)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,760	76,072	17,140	656,723
Realized Gain (Loss) on Investments	(2,119)	27,520	(183,240)	555,050

Net Realized Capital Gains (Losses) on Investments	4,641	103,592	(166,100)	1,211,773
Net Change in Unrealized Appreciation (Depreciation)	(701,782)	(290,332)	(1,742,831)	(2,568,881)

Net Gain (Loss) on Investment	(697,141)	(186,740)	(1,908,931)	(1,357,108)

Net Increase (Decrease) in Net Assets Resulting from Operations	(723,078)	(183,032)	(1,616,705)	(1,401,414)

Increase (Decrease) in Net Assets from Contract Transactions	28,696	(161,177)	(1,595,061)	(812,297)

Total Increase (Decrease) in Net Assets	(694,382)	(344,209)	(3,211,766)	(2,213,711)

Net Assets as of December 31, 2022:	$1,435,440	$1,330,706	$8,784,985	$9,442,562

See Accompanying Notes.	22

(1) See Footnote 1

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	MFS® Growth Class A Shares Subaccount	MFS® Mid Cap Growth Class A Shares Subaccount	MFS® Research International Class A Shares Subaccount	PIMCO CommodityRealReturn Strategy Class A Shares Subaccount

Net Assets as of December 31, 2020:	$14,807,655	$12,299,401	$6,839,050	$8,259,524

Investment Income:
Reinvested Dividends	-	-	71,171	1,871,066
Investment Expense:
Mortality and Expense Risk and Administrative Charges	196,899	159,472	90,724	128,314

Net Investment Income (Loss)	(196,899)	(159,472)	(19,553)	1,742,752

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	450,145	426,523	-	-
Realized Gain (Loss) on Investments	2,130,149	1,413,141	228,628	(344,912)

Net Realized Capital Gains (Losses) on Investments	2,580,294	1,839,664	228,628	(344,912)
Net Change in Unrealized Appreciation (Depreciation)	617,614	(238,942)	464,808	965,651

Net Gain (Loss) on Investment	3,197,908	1,600,722	693,436	620,739

Net Increase (Decrease) in Net Assets Resulting from Operations	3,001,009	1,441,250	673,883	2,363,491

Increase (Decrease) in Net Assets from Contract Transactions	(3,185,524)	(1,907,181)	(702,959)	(2,805,921)

Total Increase (Decrease) in Net Assets	(184,515)	(465,931)	(29,076)	(442,430)

Net Assets as of December 31, 2021:	$14,623,140	$11,833,470	$6,809,974	$7,817,094

Investment Income:
Reinvested Dividends	-	-	72,059	2,391,986
Investment Expense:
Mortality and Expense Risk and Administrative Charges	146,683	119,547	71,703	109,335

Net Investment Income (Loss)	(146,683)	(119,547)	356	2,282,651

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	113,130	-	-	-
Realized Gain (Loss) on Investments	610,848	393,715	125,778	287,836

Net Realized Capital Gains (Losses) on Investments	723,978	393,715	125,778	287,836
Net Change in Unrealized Appreciation (Depreciation)	(5,294,525)	(3,814,837)	(1,365,499)	(1,660,327)

Net Gain (Loss) on Investment	(4,570,547)	(3,421,122)	(1,239,721)	(1,372,491)

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,717,230)	(3,540,669)	(1,239,365)	910,160

Increase (Decrease) in Net Assets from Contract Transactions	388,454	196,180	(563,182)	(2,857,894)

Total Increase (Decrease) in Net Assets	(4,328,776)	(3,344,489)	(1,802,547)	(1,947,734)

Net Assets as of December 31, 2022:	$10,294,364	$8,488,981	$5,007,427	$5,869,360

See Accompanying Notes.	23

(1) See Footnote 1

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	PIMCO Low Duration Class A Shares Subaccount	PIMCO Real Return Class A Shares Subaccount	PIMCO Total Return Class A Shares Subaccount	Pioneer Class A Shares Subaccount

Net Assets as of December 31, 2020:	$45,208,636	$30,502,494	$82,185,522	$1,092,028

Investment Income:
Reinvested Dividends	236,849	1,423,082	1,549,724	1,361
Investment Expense:
Mortality and Expense Risk and Administrative Charges	658,376	449,787	1,136,816	17,864

Net Investment Income (Loss)	(421,527)	973,295	412,908	(16,503)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	145,174
Realized Gain (Loss) on Investments	(234,757)	528,202	(337,813)	134,810

Net Realized Capital Gains (Losses) on Investments	(234,757)	528,202	(337,813)	279,984
Net Change in Unrealized Appreciation (Depreciation)	(420,828)	(392,872)	(2,109,891)	16,586

Net Gain (Loss) on Investment	(655,585)	135,330	(2,447,704)	296,570

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,077,112)	1,108,625	(2,034,796)	280,067

Increase (Decrease) in Net Assets from Contract Transactions	(809,408)	(2,413,178)	(3,621,245)	(331,317)

Total Increase (Decrease) in Net Assets	(1,886,520)	(1,304,553)	(5,656,041)	(51,250)

Net Assets as of December 31, 2021:	$43,322,116	$29,197,941	$76,529,481	$1,040,778

Investment Income:
Reinvested Dividends	612,571	1,805,424	2,248,205	4,636
Investment Expense:
Mortality and Expense Risk and Administrative Charges	565,414	374,618	927,512	13,495

Net Investment Income (Loss)	47,157	1,430,806	1,320,693	(8,859)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	85,088	-	30,926
Realized Gain (Loss) on Investments	(745,691)	46,111	(1,858,535)	(7,563)

Net Realized Capital Gains (Losses) on Investments	(745,691)	131,199	(1,858,535)	23,363
Net Change in Unrealized Appreciation (Depreciation)	(2,088,638)	(5,205,632)	(10,844,999)	(220,190)

Net Gain (Loss) on Investment	(2,834,329)	(5,074,433)	(12,703,534)	(196,827)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,787,172)	(3,643,627)	(11,382,841)	(205,686)

Increase (Decrease) in Net Assets from Contract Transactions	(8,213,334)	(4,294,479)	(9,352,140)	187,427

Total Increase (Decrease) in Net Assets	(11,000,506)	(7,938,106)	(20,734,981)	(18,259)

Net Assets as of December 31, 2022:	$32,321,610	$21,259,835	$55,794,500	$1,022,519

See Accompanying Notes.	24

(1) See Footnote 1

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Pioneer High Yield Class A Shares Subaccount	Pioneer Real Estate Shares Class A Shares Subaccount	Pioneer Select Mid Cap Growth Class A Shares Subaccount	Putnam Growth Opportunities Class A Shares Subaccount

Net Assets as of December 31, 2020:	$2,313,263	$2,365,555	$371,623	$2,039,130

Investment Income:
Reinvested Dividends	97,665	25,216	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	34,748	37,964	6,196	27,795

Net Investment Income (Loss)	62,917	(12,748)	(6,196)	(27,795)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	67,316	42,068	188,897
Realized Gain (Loss) on Investments	(765)	(230,442)	29,408	133,790

Net Realized Capital Gains (Losses) on Investments	(765)	(163,126)	71,476	322,687
Net Change in Unrealized Appreciation (Depreciation)	31,867	970,875	(41,532)	112,686

Net Gain (Loss) on Investment	31,102	807,749	29,944	435,373

Net Increase (Decrease) in Net Assets Resulting from Operations	94,019	795,001	23,748	407,578

Increase (Decrease) in Net Assets from Contract Transactions	(120,601)	(864,854)	10,959	(202,959)

Total Increase (Decrease) in Net Assets	(26,582)	(69,853)	34,707	204,619

Net Assets as of December 31, 2021:	$2,286,681	$2,295,702	$406,330	$2,243,749

Investment Income:
Reinvested Dividends	101,439	32,185	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	30,590	28,631	4,514	22,718

Net Investment Income (Loss)	70,849	3,554	(4,514)	(22,718)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	46,983	3,885	110,959
Realized Gain (Loss) on Investments	(70,915)	(44,173)	(10,493)	80,930

Net Realized Capital Gains (Losses) on Investments	(70,915)	2,810	(6,608)	191,889
Net Change in Unrealized Appreciation (Depreciation)	(271,038)	(720,226)	(111,745)	(871,011)

Net Gain (Loss) on Investment	(341,953)	(717,416)	(118,353)	(679,122)

Net Increase (Decrease) in Net Assets Resulting from Operations	(271,104)	(713,862)	(122,867)	(701,840)

Increase (Decrease) in Net Assets from Contract Transactions	(290,366)	(46,263)	(71,674)	(18,086)

Total Increase (Decrease) in Net Assets	(561,470)	(760,125)	(194,541)	(719,926)

Net Assets as of December 31, 2022:	$1,725,211	$1,535,577	$211,789	$1,523,823

See Accompanying Notes.	25

(1) See Footnote 1

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Putnam International Equity Class A Shares Subaccount	Putnam Large Cap Value Class A Shares Subaccount	TA Aegon Sustainable Equity Income Service Class Subaccount	TA Asset Allocation - Conservative Class A Shares Subaccount

Net Assets as of December 31, 2020:	$12,396,804	$611,188	$3,719,030	$1,267,053

Investment Income:
Reinvested Dividends	165,385	8,186	67,418	26,792
Investment Expense:
Mortality and Expense Risk and Administrative Charges	162,695	8,936	47,797	18,054

Net Investment Income (Loss)	2,690	(750)	19,621	8,738

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,282,745	38,193	-	57,538
Realized Gain (Loss) on Investments	516,874	41,797	(188,561)	26,527

Net Realized Capital Gains (Losses) on Investments	1,799,619	79,990	(188,561)	84,065
Net Change in Unrealized Appreciation (Depreciation)	(891,260)	71,339	839,444	(40,749)

Net Gain (Loss) on Investment	908,359	151,329	650,883	43,316

Net Increase (Decrease) in Net Assets Resulting from Operations	911,049	150,579	670,504	52,054

Increase (Decrease) in Net Assets from Contract Transactions	(1,273,853)	(78,479)	(734,731)	(178,077)

Total Increase (Decrease) in Net Assets	(362,804)	72,100	(64,227)	(126,023)

Net Assets as of December 31, 2021:	$12,034,000	$683,288	$3,654,803	$1,141,030

Investment Income:
Reinvested Dividends	-	14,332	54,970	14,660
Investment Expense:
Mortality and Expense Risk and Administrative Charges	127,268	10,301	39,372	12,845

Net Investment Income (Loss)	(127,268)	4,031	15,598	1,815

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	39,038	103,828	-
Realized Gain (Loss) on Investments	10,968	33,175	(154,808)	(38,056)

Net Realized Capital Gains (Losses) on Investments	10,968	72,213	(50,980)	(38,056)
Net Change in Unrealized Appreciation (Depreciation)	(1,763,601)	(114,935)	(432,028)	(139,508)

Net Gain (Loss) on Investment	(1,752,633)	(42,722)	(483,008)	(177,564)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,879,901)	(38,691)	(467,410)	(175,749)

Increase (Decrease) in Net Assets from Contract Transactions	(1,237,282)	149,234	(513,199)	(147,726)

Total Increase (Decrease) in Net Assets	(3,117,183)	110,543	(980,609)	(323,475)

Net Assets as of December 31, 2022:	$8,916,817	$793,831	$2,674,194	$817,555

See Accompanying Notes.	26

(1) See Footnote 1

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Asset Allocation - Moderate Class A Shares Subaccount	TA Asset Allocation - Moderate Growth Class A Shares Subaccount	TA BlackRock Government Money Market Initial Class Subaccount	TA Bond Class A Shares Subaccount

Net Assets as of December 31, 2020:	$961,085	$2,966,903	$3,730,601	$974,770

Investment Income:
Reinvested Dividends	29,131	64,332	151	23,344
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,858	35,933	64,288	15,490

Net Investment Income (Loss)	13,273	28,399	(64,137)	7,854

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	61,411	129,057	-	5,655
Realized Gain (Loss) on Investments	40,806	9,713	-	4,208

Net Realized Capital Gains (Losses) on Investments	102,217	138,770	-	9,863
Net Change in Unrealized Appreciation (Depreciation)	(46,240)	88,849	-	(31,922)

Net Gain (Loss) on Investment	55,977	227,619	-	(22,059)

Net Increase (Decrease) in Net Assets Resulting from Operations	69,250	256,018	(64,137)	(14,205)

Increase (Decrease) in Net Assets from Contract Transactions	167,949	(727,393)	350,648	140,590

Total Increase (Decrease) in Net Assets	237,199	(471,375)	286,511	126,385

Net Assets as of December 31, 2021:	$1,198,284	$2,495,528	$4,017,112	$1,101,155

Investment Income:
Reinvested Dividends	22,459	17,353	61,739	25,966
Investment Expense:
Mortality and Expense Risk and Administrative Charges	21,521	28,699	58,221	14,126

Net Investment Income (Loss)	938	(11,346)	3,518	11,840

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	38,781	-	-
Realized Gain (Loss) on Investments	(70,058)	(115,082)	-	(26,662)

Net Realized Capital Gains (Losses) on Investments	(70,058)	(76,301)	-	(26,662)
Net Change in Unrealized Appreciation (Depreciation)	(195,388)	(369,047)	-	(144,616)

Net Gain (Loss) on Investment	(265,446)	(445,348)	-	(171,278)

Net Increase (Decrease) in Net Assets Resulting from Operations	(264,508)	(456,694)	3,518	(159,438)

Increase (Decrease) in Net Assets from Contract Transactions	537,180	(432,172)	530,601	(140,605)

Total Increase (Decrease) in Net Assets	272,672	(888,866)	534,119	(300,043)

Net Assets as of December 31, 2022:	$1,470,956	$1,606,662	$4,551,231	$801,112

See Accompanying Notes.	27

(1) See Footnote 1

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA International Focus Initial Class Subaccount	TA JPMorgan Mid Cap Value Service Class Subaccount	TA Morgan Stanley Capital Growth Service Class Subaccount	TA Multi-Managed Balanced Class A Shares Subaccount

Net Assets as of December 31, 2020:	$99,279,440	$1,652,582	$343,422	$1,599,096

Investment Income:
Reinvested Dividends	1,204,443	11,720	-	8,956
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,456,541	25,459	5,360	20,960

Net Investment Income (Loss)	(252,098)	(13,739)	(5,360)	(12,004)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	31,780	93,367	89,452
Realized Gain (Loss) on Investments	1,957,679	29,018	34,822	59,885

Net Realized Capital Gains (Losses) on Investments	1,957,679	60,798	128,189	149,337
Net Change in Unrealized Appreciation (Depreciation)	7,143,461	400,585	(124,730)	75,186

Net Gain (Loss) on Investment	9,101,140	461,383	3,459	224,523

Net Increase (Decrease) in Net Assets Resulting from Operations	8,849,042	447,644	(1,901)	212,519

Increase (Decrease) in Net Assets from Contract Transactions	(12,750,356)	(62,369)	32,951	(283,003)

Total Increase (Decrease) in Net Assets	(3,901,314)	385,275	31,050	(70,484)

Net Assets as of December 31, 2021:	$95,378,126	$2,037,857	$374,472	$1,528,612

Investment Income:
Reinvested Dividends	2,324,418	10,483	-	13,123
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,171,083	24,352	3,918	18,190

Net Investment Income (Loss)	1,153,335	(13,869)	(3,918)	(5,067)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,070,341	353,485	179,944	24,154
Realized Gain (Loss) on Investments	(2,103,298)	11,822	(91,271)	11,228

Net Realized Capital Gains (Losses) on Investments	1,967,043	365,307	88,673	35,382
Net Change in Unrealized Appreciation (Depreciation)	(22,834,424)	(546,931)	(330,480)	(294,254)

Net Gain (Loss) on Investment	(20,867,381)	(181,624)	(241,807)	(258,872)

Net Increase (Decrease) in Net Assets Resulting from Operations	(19,714,046)	(195,493)	(245,725)	(263,939)

Increase (Decrease) in Net Assets from Contract Transactions	(7,258,076)	(70,996)	77,852	(35,801)

Total Increase (Decrease) in Net Assets	(26,972,122)	(266,489)	(167,873)	(299,740)

Net Assets as of December 31, 2022:	$68,406,004	$1,771,368	$206,599	$1,228,872

See Accompanying Notes.	28

(1) See Footnote 1

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Small/Mid Cap Value Class A Shares Subaccount	TA Sustainable Equity Income Class A Shares Subaccount	TA T. Rowe Price Small Cap Service Class Subaccount	TA TS&W International Equity Service Class Subaccount

Net Assets as of December 31, 2020:	$33,516,522	$58,994,566	$5,494,625	$3,964,397

Investment Income:
Reinvested Dividends	18,037	652,762	-	65,820
Investment Expense:
Mortality and Expense Risk and Administrative Charges	508,210	863,339	83,018	60,848

Net Investment Income (Loss)	(490,173)	(210,577)	(83,018)	4,972

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,239,336	8,129,949	586,386	-
Realized Gain (Loss) on Investments	2,088,158	(3,951,999)	292,894	80,812

Net Realized Capital Gains (Losses) on Investments	5,327,494	4,177,950	879,280	80,812
Net Change in Unrealized Appreciation (Depreciation)	2,996,355	7,035,184	(293,363)	355,598

Net Gain (Loss) on Investment	8,323,849	11,213,134	585,917	436,410

Net Increase (Decrease) in Net Assets Resulting from Operations	7,833,676	11,002,557	502,899	441,382

Increase (Decrease) in Net Assets from Contract Transactions	(9,068,364)	(13,488,954)	(658,455)	(420,562)

Total Increase (Decrease) in Net Assets	(1,234,688)	(2,486,397)	(155,556)	20,820

Net Assets as of December 31, 2021:	$32,281,834	$56,508,169	$5,339,069	$3,985,217

Investment Income:
Reinvested Dividends	137,858	832,501	-	97,321
Investment Expense:
Mortality and Expense Risk and Administrative Charges	420,439	700,735	64,780	50,058

Net Investment Income (Loss)	(282,581)	131,766	(64,780)	47,263

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,977,506	-	1,541,044	125,903
Realized Gain (Loss) on Investments	248,519	(5,361,980)	(99,789)	11,012

Net Realized Capital Gains (Losses) on Investments	2,226,025	(5,361,980)	1,441,255	136,915
Net Change in Unrealized Appreciation (Depreciation)	(4,880,930)	(1,875,253)	(2,638,129)	(786,376)

Net Gain (Loss) on Investment	(2,654,905)	(7,237,233)	(1,196,874)	(649,461)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,937,486)	(7,105,467)	(1,261,654)	(602,198)

Increase (Decrease) in Net Assets from Contract Transactions	(6,031,487)	(8,227,299)	(388,595)	(486,382)

Total Increase (Decrease) in Net Assets	(8,968,973)	(15,332,766)	(1,650,249)	(1,088,580)

Net Assets as of December 31, 2022:	$23,312,861	$41,175,403	$3,688,820	$2,896,637

See Accompanying Notes.	29

(1) See Footnote 1

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA US Growth Class A Shares Subaccount	TA WMC US Growth Service Class Subaccount	Virtus AllianzGI Dividend Value Class A Shares Subaccount	Virtus AllianzGI Small-Cap Value Class A Shares Subaccount

Net Assets as of December 31, 2020:	$36,164,951	$26,530	$3,853,830	$4,079,987

Investment Income:
Reinvested Dividends	-	-	53,230	44,037
Investment Expense:
Mortality and Expense Risk and Administrative Charges	544,661	358	60,556	61,290

Net Investment Income (Loss)	(544,661)	(358)	(7,326)	(17,253)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,274,111	2,157	190,265	290,396
Realized Gain (Loss) on Investments	4,267,641	5,683	(216,633)	(492,402)

Net Realized Capital Gains (Losses) on Investments	8,541,752	7,840	(26,368)	(202,006)
Net Change in Unrealized Appreciation (Depreciation)	(1,759,891)	(3,152)	958,242	1,109,812

Net Gain (Loss) on Investment	6,781,861	4,688	931,874	907,806

Net Increase (Decrease) in Net Assets Resulting from Operations	6,237,200	4,330	924,548	890,553

Increase (Decrease) in Net Assets from Contract Transactions	(7,925,066)	(16,200)	(1,056,544)	(735,832)

Total Increase (Decrease) in Net Assets	(1,687,866)	(11,870)	(131,996)	154,721

Net Assets as of December 31, 2021:	$34,477,085	$14,660	$3,721,834	$4,234,708

Investment Income:
Reinvested Dividends	-	-	48,080	35,473
Investment Expense:
Mortality and Expense Risk and Administrative Charges	419,829	156	48,244	50,717

Net Investment Income (Loss)	(419,829)	(156)	(164)	(15,244)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,006,468	1,977	379,213	505,617
Realized Gain (Loss) on Investments	882,886	(2,324)	(120,195)	(166,036)

Net Realized Capital Gains (Losses) on Investments	1,889,354	(347)	259,018	339,581
Net Change in Unrealized Appreciation (Depreciation)	(12,637,891)	(3,713)	(786,411)	(1,048,380)

Net Gain (Loss) on Investment	(10,748,537)	(4,060)	(527,393)	(708,799)

Net Increase (Decrease) in Net Assets Resulting from Operations	(11,168,366)	(4,216)	(527,557)	(724,043)

Increase (Decrease) in Net Assets from Contract Transactions	828,276	(5,673)	(587,910)	(205,497)

Total Increase (Decrease) in Net Assets	(10,340,090)	(9,889)	(1,115,467)	(929,540)

Net Assets as of December 31, 2022:	$24,136,995	$4,771	$2,606,367	$3,305,168

See Accompanying Notes.	30

(1) See Footnote 1

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

1.  Organization

Organization

Merrill Lynch Life Variable Annuity Separate Account D (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Investor Choice Annuity® and Merrill Lynch IRA Annuity®.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
The AB Trust	The AB Trust
AB Discovery Value Class A Shares	AB Discovery Value Portfolio Class A Shares
AB International Value Class A Shares	AB International Value Portfolio Class A Shares
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares
AB Relative Value Class A Shares	AB Relative Value Portfolio Class A Shares
AB Value Class A Shares	AB Value Portfolio Class A Shares
American Funds	American Funds
American Funds - EuroPacific Growth Fund® Class F -1 Shares	American Funds - EuroPacific Growth Fund® Class F -1 Shares
American Funds - Growth Fund of America® Class F -1 Shares	American Funds - Growth Fund of America® Fund Class F -1 Shares
American Funds - Income Fund of America® Class F -1 Shares	American Funds - Income Fund of America® Fund Class F -1 Shares
American Funds - Investment Company of America® Class F -1 Shares	American Funds - Investment Company of America® Fund Class F -1 Shares
American Funds - The Bond Fund of America® Class A Shares	American Funds - The Bond Fund of America® Fund Class A Shares
American Funds - The Bond Fund of America® Class F -1 Shares	American Funds - The Bond Fund of America® Fund Class F -1 Shares
American Funds - The Growth Fund of America® Class A Shares	American Funds - The Growth Fund of America® Fund Class A Shares
American Funds - The Income Fund of America® Class A Shares	American Funds - The Income Fund of America® Fund Class A Shares
American Funds - The Investment Company of America® Class A Shares	American Funds - The Investment Company of America® Fund Class A Shares
The Managers Fund	The Managers Fund
AMG Renaissance Large Cap Growth Class N Shares	AMG Renaissance Large Cap Growth Class N Shares
BlackRock Series, Inc.	BlackRock Series, Inc.
BlackRock Advantage Global Investor A Shares	BlackRock Advantage Global Fund Investor A Shares
BlackRock Advantage International Investor A Shares	BlackRock Advantage International Investor A Shares
BlackRock Advantage Large Cap Core Investor A Shares	BlackRock Advantage Large Cap Core Fund Investor A Shares
BlackRock Advantage Large Cap Value Investor A Shares	BlackRock Advantage Large Cap Value Fund Investor A Shares
BlackRock Advantage SMID Investor A Shares	BlackRock Advantage SMID Fund Investor A Shares
BlackRock Capital Appreciation Investor A Shares	BlackRock Capital Appreciation Fund Investor A Shares

31

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

1.  Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
BlackRock Series, Inc.	BlackRock Series, Inc.
BlackRock Global Allocation Investor A Shares	BlackRock Global Allocation Fund Investor A Shares
BlackRock High Yield Bond Investor A Shares	BlackRock High Yield Bond Portfolio Investor A Shares
BlackRock Impact Mortgage Investor A Shares	BlackRock Impact Mortgage Investor A Shares
BlackRock International Investor A Shares	BlackRock International Fund Investor A Shares
BlackRock iShares MSCI EAFE International Index Investor A Shares	BlackRock iShares MSCI EAFE International Index Fund Investor A Shares
BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	BlackRock iShares Russell 2000 Small-Cap Index Fund Investor A Shares
BlackRock iShares S&P 500 Index Investor A Shares	BlackRock iShares S&P 500 Index Fund Investor A Shares
BlackRock Large Cap Focus Growth Investor A Shares	BlackRock Large Cap Growth Fund Investor A Shares
BlackRock Large Cap Focus Value Investor A Shares	BlackRock Large Cap Focus Value Fund Investor A Shares
BlackRock Low Duration Bond Investor A Shares	BlackRock Low Duration Bond Portfolio Investor A Shares
BlackRock Total Return Investor A Shares	BlackRock Total Return Investor A Shares
BNY Mellon Fund	BNY Mellon Fund
BNY Mellon Appreciation Investor Shares	BNY Mellon Appreciation Investor Shares
Cohen & Steers Capital Management, Inc.	Cohen & Steers Capital Management, Inc.
Cohen & Steers Real Estate Securities Class A Shares	Cohen & Steers Real Estate Securities Class Fund A Shares
Columbia Funds Series Trust	Columbia Funds Series Trust
Columbia Large Cap Growth Opportunity Class A Shares	Columbia Large Cap Growth Opportunity Fund Class A Shares
Columbia Select Mid Cap Growth Class A Shares	Columbia Select Mid Cap Growth Class A Shares
Columbia Select Small Cap Value Class A Shares	Columbia Select Small Cap Value Fund Class A Shares
Davis New York Venture Fund, Inc.	Davis New York Venture Fund, Inc.
Davis New York Venture Class A Shares	Davis New York Venture Class A Shares
Delaware Group Equity Funds IV	Delaware Group Equity Funds IV
Delaware Smid Cap Growth Class A Shares	Delaware Smid Cap Growth Fund Class A Shares
Eaton Vance Mutual Funds Trust	Eaton Vance Mutual Funds Trust
Eaton Vance Floating-Rate Class A Shares	Eaton Vance Floating-Rate Fund Class A Shares
Eaton Vance Special Investment Trust	Eaton Vance Special Investment Trust
Eaton Vance Large-Cap Value Class A Shares	Eaton Vance Large-Cap Value Fund Class A Shares
Federated Equity Funds	Federated Equity Funds
Federated Hermes Equity Income Class A Shares	Federated Hermes Equity Income Fund Class A Shares
Federated Hermes Kaufmann Class A Shares	Federated Hermes Kaufmann Fund Class A Shares
Fidelity Advisor Series	Fidelity Advisor Series
Fidelity Advisor® Equity Growth Class A Shares	Fidelity Advisor® Equity Growth Fund Class A Shares
Fidelity Advisor® Overseas Class A Shares	Fidelity Advisor® Overseas Fund Class A Shares
Fidelity Advisor® Stock Selector Mid Cap Class A Shares	Fidelity Advisor® Stock Selector Mid Cap Fund Class A Shares
Templeton Funds	Templeton Funds
Franklin Templeton Growth Class A Shares	Franklin Templeton Growth Fund Class A Shares
AIM Series Trust (Invesco Series Trust)	AIM Series Trust (Invesco Series Trust)
Invesco American Franchise Fund Class A Shares	Invesco American Franchise Fund Class A Shares
Invesco Capital Appreciation Class A Shares	Invesco Capital Appreciation Fund Class A Shares
Invesco Charter Class A Shares	Invesco Charter Fund Class A Shares

32

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

1.  Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AIM Series Trust (Invesco Series Trust)	AIM Series Trust (Invesco Series Trust)
Invesco Comstock Class A Shares	Invesco Comstock Fund Class A Shares
Invesco Discovery Mid Cap Growth Class A Shares	Invesco Discovery Mid Cap Growth Fund Class A Shares
Invesco Equity and Income Class A Shares	Invesco Equity and Income Fund Class A Shares
Invesco Fundamental Alternatives Class A Shares	Invesco Fundamental Alternatives Fund Class A Shares
Invesco Global Class A Shares	Invesco Global Fund Class A Shares
Invesco Main Street Class A Shares	Invesco Main Street Fund Class A Shares
Invesco Main Street Mid Cap Class A Shares	Invesco Main Street Mid Cap Fund Class A Shares
Invesco Value Opportunities Class A Shares	Invesco Value Opportunities Fund Class A Shares
Janus Advisor Series	Janus Advisor Series
Janus Henderson Enterprise Class A Shares	Janus Henderson Enterprise Portfolio Class A Shares
Janus Henderson Forty Class A Shares	Janus Henderson Forty Portfolio Class A Shares
JPMorgan Trust II	JPMorgan Trust II
JPMorgan Small Cap Growth Class A Shares	JPMorgan Small Cap Growth Fund Class A Shares
Lord Abbett Funds, Inc.	Lord Abbett Funds, Inc.
Lord Abbett Affiliated Class A Shares	Lord Abbett Affiliated Class A Shares
Lord Abbett Bond-Debenture Class A Shares	Lord Abbett Bond-Debenture Class A Shares
Lord Abbett Mid Cap Stock Class A Shares	Lord Abbett Mid Cap Stock Class A Shares
MFS Series Trust	MFS Series Trust
MFS® Growth Class A Shares	MFS® Growth Fund Class A Shares
MFS® Mid Cap Growth Class A Shares	MFS® Mid Cap Growth Fund Class A Shares
MFS® Research International Class A Shares	MFS® Research International Fund Class A Shares
PIMCO Funds	PIMCO Funds
PIMCO CommodityRealReturn Strategy Class A Shares	PIMCO CommodityRealReturn Strategy Fund Class A Shares
PIMCO Low Duration Class A Shares	PIMCO Low Duration Fund Class A Shares
PIMCO Real Return Class A Shares	PIMCO Real Return Fund Class A Shares
PIMCO Total Return Class A Shares	PIMCO Total Return Fund Class A Shares
Pioneer Funds	Pioneer Funds
Pioneer Class A Shares	Pioneer Class A Shares
Pioneer High Yield Class A Shares	Pioneer High Yield Class A Shares
Pioneer Real Estate Shares Class A Shares	Pioneer Real Estate Shares Class A Shares
Pioneer Select Mid Cap Growth Class A Shares	Pioneer Select Mid Cap Growth Class A Shares
Putnam Funds	Putnam Funds
Putnam Growth Opportunities Class A Shares	Putnam Growth Opportunities Class A Shares
Putnam International Equity Class A Shares	Putnam International Equity Class A Shares
Putnam Large Cap Value Class A Shares	Putnam Large Cap Value Class A Shares
Transamerica Funds	Transamerica Funds
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Asset Allocation - Conservative Class A Shares	Transamerica Asset Allocation - Conservative Class A Shares
TA Asset Allocation - Moderate Class A Shares	Transamerica Asset Allocation - Moderate Class A Shares
TA Asset Allocation - Moderate Growth Class A Shares	Transamerica Asset Allocation - Moderate Growth Class A Shares
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA Bond Class A Shares	Transamerica Bond Class A Shares

33

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

1.  Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Funds	Transamerica Funds
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Multi-Managed Balanced Class A Shares	Transamerica Multi-Managed Balanced Class A Shares
TA Small/Mid Cap Value Class A Shares	Transamerica Small/Mid Cap Value Class A Shares
TA Sustainable Equity Income Class A Shares	Transamerica Sustainable Equity Income Class A Shares
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA US Growth Class A Shares	Transamerica US Growth Class A Shares
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Virtus Funds	Allianz Funds
Virtus AllianzGI Dividend Value Class A Shares	Virtus AllianzGI Dividend Value Fund Class A Shares
Virtus AllianzGI Small-Cap Value Class A Shares	Virtus AllianzGI Small-Cap Value Fund Class A Shares

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Invesco Discovery Mid Cap Growth Class A Shares	April 17, 2020
BlackRock Large Cap Focus Growth Investor A Shares	December 6, 2019
TA BlackRock Government Money Market Initial Class	November 29, 2019
TA Morgan Stanley Capital Growth Service Class	November 1, 2019

The following subaccount name changes were made effective during the fiscal year ended December 31, 2022:

Subaccount	Formerly
BlackRock Impact Mortgage Investor A Shares	BlackRock U.S. Government Bond Investor A Shares
Columbia Select Mid Cap Growth Class A Shares	Columbia Mid Cap Growth Class A Shares

34

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

2.  Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2022.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

35

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

3.  Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales

AB Discovery Value Class A Shares	$464,250	$894,494

AB International Value Class A Shares	94,046	318,817

AB Large Cap Growth Class A Shares	79,209	212,974

AB Relative Value Class A Shares	354,003	779,440

AB Value Class A Shares	187,790	54,254

American Funds - EuroPacific Growth Fund® Class F -1 Shares	793,943	937,841

American Funds - Growth Fund of America® Class F -1 Shares	2,570,734	3,638,890

American Funds - Income Fund of America® Class F -1 Shares	276,747	467,193

American Funds - Investment Company of America® Class F -1 Shares	958,590	1,488,853

American Funds - The Bond Fund of America® Class A Shares	91,068	540,077

American Funds - The Bond Fund of America® Class F -1 Shares	332,959	383,257

American Funds - The Growth Fund of America® Class A Shares	1,198,237	3,926,799

American Funds - The Income Fund of America® Class A Shares	605,783	1,236,139

American Funds - The Investment Company of America® Class A Shares	1,065,213	2,487,862

AMG Renaissance Large Cap Growth Class N Shares	3,908	15,162

BlackRock Advantage Global Investor A Shares	11,570	27,794

BlackRock Advantage International Investor A Shares	344,961	590,383

BlackRock Advantage Large Cap Core Investor A Shares	548,395	760,530

BlackRock Advantage Large Cap Value Investor A Shares	804,822	932,705

BlackRock Advantage SMID Investor A Shares	171,244	535,500

BlackRock Capital Appreciation Investor A Shares	11,230,973	5,771,959

BlackRock Global Allocation Investor A Shares	6,507,960	15,432,706

BlackRock High Yield Bond Investor A Shares	1,477,234	3,996,543

BlackRock Impact Mortgage Investor A Shares	982,334	2,653,224

BlackRock International Investor A Shares	276,875	271,738

BlackRock iShares MSCI EAFE International Index Investor A Shares	19,500	27,751

BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	15,248	18,759

BlackRock iShares S&P 500 Index Investor A Shares	1,905,400	2,969,332

BlackRock Large Cap Focus Growth Investor A Shares	742,537	722,669

BlackRock Large Cap Focus Value Investor A Shares	3,403,897	6,058,302

BlackRock Low Duration Bond Investor A Shares	5,720	8,399

BlackRock Total Return Investor A Shares	4,944,910	11,776,306

BNY Mellon Appreciation Investor Shares	2,022,506	2,460,401

Cohen & Steers Real Estate Securities Class A Shares	204,423	179,966

Columbia Large Cap Growth Opportunity Class A Shares	1,377,501	617,203

Columbia Select Mid Cap Growth Class A Shares	71,443	44,073

Columbia Select Small Cap Value Class A Shares	712,655	1,528,456

36

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

3.  Investments (continued)

Subaccount	Purchases	Sales

Davis New York Venture Class A Shares	$1,911,071	$2,542,899

Delaware Smid Cap Growth Class A Shares	606,482	367,726

Eaton Vance Floating-Rate Class A Shares	678,502	1,096,078

Eaton Vance Large-Cap Value Class A Shares	975,651	1,468,749

Federated Hermes Equity Income Class A Shares	135,758	331,461

Federated Hermes Kaufmann Class A Shares	500,045	581,705

Fidelity Advisor® Equity Growth Class A Shares	138,626	358,350

Fidelity Advisor® Overseas Class A Shares	1,991	23,256

Fidelity Advisor® Stock Selector Mid Cap Class A Shares	61,906	61,631

Franklin Templeton Growth Class A Shares	209,550	434,268

Invesco American Franchise Fund Class A Shares	97,932	56,932

Invesco Capital Appreciation Class A Shares	66,459	147,416

Invesco Charter Class A Shares	8,929	12,007

Invesco Comstock Class A Shares	4,124,298	9,259,167

Invesco Discovery Mid Cap Growth Class A Shares	15,625	124,767

Invesco Equity and Income Class A Shares	125,496	201,348

Invesco Fundamental Alternatives Class A Shares	50,702	89,546

Invesco Global Class A Shares	411,200	183,777

Invesco Main Street Class A Shares	277,235	352,994

Invesco Main Street Mid Cap Class A Shares	316,774	924,892

Invesco Value Opportunities Class A Shares	240,233	175,514

Janus Henderson Enterprise Class A Shares	3,848,442	5,405,419

Janus Henderson Forty Class A Shares	1,568,686	1,606,577

JPMorgan Small Cap Growth Class A Shares	333,353	323,832

Lord Abbett Affiliated Class A Shares	309,158	390,554

Lord Abbett Bond-Debenture Class A Shares	926,568	2,212,625

Lord Abbett Mid Cap Stock Class A Shares	1,071,058	1,270,937

MFS® Growth Class A Shares	1,746,526	1,391,625

MFS® Mid Cap Growth Class A Shares	1,170,356	1,093,723

MFS® Research International Class A Shares	300,182	863,012

PIMCO CommodityRealReturn Strategy Class A Shares	2,974,434	3,549,676

PIMCO Low Duration Class A Shares	4,355,966	12,522,296

PIMCO Real Return Class A Shares	3,454,776	6,233,670

PIMCO Total Return Class A Shares	6,257,358	14,289,120

Pioneer Class A Shares	1,141,509	932,004

Pioneer High Yield Class A Shares	350,739	570,373

Pioneer Real Estate Shares Class A Shares	423,905	419,636

37

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

3.  Investments (continued)

Subaccount	Purchases	Sales

Pioneer Select Mid Cap Growth Class A Shares	$60,526	$132,829

Putnam Growth Opportunities Class A Shares	247,348	177,194

Putnam International Equity Class A Shares	342,647	1,707,187

Putnam Large Cap Value Class A Shares	341,691	149,389

TA Aegon Sustainable Equity Income Service Class	210,008	603,781

TA Asset Allocation - Conservative Class A Shares	219,446	365,357

TA Asset Allocation - Moderate Class A Shares	868,205	330,086

TA Asset Allocation - Moderate Growth Class A Shares	223,319	628,056

TA BlackRock Government Money Market Initial Class	2,290,377	1,756,223

TA Bond Class A Shares	79,254	208,011

TA International Focus Initial Class	16,291,599	18,326,050

TA JPMorgan Mid Cap Value Service Class	420,771	152,150

TA Morgan Stanley Capital Growth Service Class	307,047	53,169

TA Multi-Managed Balanced Class A Shares	133,784	150,499

TA Small/Mid Cap Value Class A Shares	2,931,918	7,268,468

TA Sustainable Equity Income Class A Shares	2,771,620	10,867,144

TA T. Rowe Price Small Cap Service Class	2,031,882	944,213

TA TS&W International Equity Service Class	442,401	755,616

TA US Growth Class A Shares	7,627,964	6,213,057

TA WMC US Growth Service Class	2,643	6,496

Virtus AllianzGI Dividend Value Class A Shares	585,584	794,445

Virtus AllianzGI Small-Cap Value Class A Shares	541,090	256,213

38

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4.  Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Discovery Value Class A Shares	10,161	(26,777)	(16,616)	4,113	(35,267)	(31,154)

AB International Value Class A Shares	14,100	(47,608)	(33,508)	30,002	(47,420)	(17,418)

AB Large Cap Growth Class A Shares	967	(2,580)	(1,613)	571	(17,539)	(16,968)

AB Relative Value Class A Shares	1,393	(16,360)	(14,967)	621	(26,959)	(26,338)

AB Value Class A Shares	8,109	(2,578)	5,531	131	(4,484)	(4,353)

American Funds - EuroPacific Growth Fund® Class F -1 Shares	31,946	(37,673)	(5,727)	5,628	(27,514)	(21,886)

American Funds - Growth Fund of America® Class F -1 Shares	53,917	(83,929)	(30,012)	1,756	(59,264)	(57,508)

American Funds - Income Fund of America® Class F -1 Shares	2,573	(16,669)	(14,096)	146	(36,664)	(36,518)

American Funds - Investment Company of America® Class F -1 Shares	20,751	(43,020)	(22,269)	265	(28,468)	(28,203)

American Funds - The Bond Fund of America® Class A Shares	-	(30,861)	(30,861)	-	(35,475)	(35,475)

American Funds - The Bond Fund of America® Class F -1 Shares	22,499	(28,109)	(5,610)	4,515	(22,269)	(17,754)

American Funds - The Growth Fund of America® Class A Shares	-	(57,591)	(57,591)	486	(71,414)	(70,928)

American Funds - The Income Fund of America® Class A Shares	-	(29,926)	(29,926)	140	(25,905)	(25,765)

American Funds - The Investment Company of America® Class A Shares	-	(47,797)	(47,797)	-	(49,042)	(49,042)

AMG Renaissance Large Cap Growth Class N Shares	8	(834)	(826)	83	(2,110)	(2,027)

BlackRock Advantage Global Investor A Shares	242	(792)	(550)	-	(823)	(823)

BlackRock Advantage International Investor A Shares	17,352	(34,316)	(16,964)	12,320	(18,840)	(6,520)

BlackRock Advantage Large Cap Core Investor A Shares	7,799	(19,974)	(12,175)	378	(33,400)	(33,022)

BlackRock Advantage Large Cap Value Investor A Shares	23,898	(32,029)	(8,131)	7,648	(39,702)	(32,054)

BlackRock Advantage SMID Investor A Shares	4,875	(13,775)	(8,900)	2,262	(20,390)	(18,128)

BlackRock Capital Appreciation Investor A Shares	224,122	(133,940)	90,182	33,759	(207,537)	(173,778)

BlackRock Global Allocation Investor A Shares	110,165	(567,559)	(457,394)	69,821	(450,978)	(381,157)

BlackRock High Yield Bond Investor A Shares	48,451	(251,484)	(203,033)	84,534	(184,919)	(100,385)

BlackRock Impact Mortgage Investor A Shares	73,550	(250,463)	(176,913)	195,836	(234,025)	(38,189)

BlackRock International Investor A Shares	19,698	(17,309)	2,389	10,075	(31,707)	(21,632)

BlackRock iShares MSCI EAFE International Index Investor A Shares	1,038	(1,587)	(549)	-	(1,101)	(1,101)

BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	538	(655)	(117)	-	(43)	(43)

BlackRock iShares S&P 500 Index Investor A Shares	58,081	(99,283)	(41,202)	29,102	(185,935)	(156,833)

39

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4.  Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

BlackRock Large Cap Focus Growth Investor A Shares	55,429	(56,862)	(1,433)	7,159	(68,018)	(60,859)

BlackRock Large Cap Focus Value Investor A Shares	36,584	(195,655)	(159,071)	20,872	(242,312)	(221,440)

BlackRock Low Duration Bond Investor A Shares	407	(774)	(367)	-	(447)	(447)

BlackRock Total Return Investor A Shares	282,790	(819,047)	(536,257)	498,560	(626,888)	(128,328)

BNY Mellon Appreciation Investor Shares	41,815	(69,900)	(28,085)	7,454	(74,649)	(67,195)

Cohen & Steers Real Estate Securities Class A Shares	5,463	(5,467)	(4)	155	(2,352)	(2,197)

Columbia Large Cap Growth Opportunity Class A Shares	27,929	(27,567)	362	6,864	(45,118)	(38,254)

Columbia Select Mid Cap Growth Class A Shares	3,120	(1,792)	1,328	474	(2,820)	(2,346)

Columbia Select Small Cap Value Class A Shares	7,633	(28,538)	(20,905)	2,787	(59,163)	(56,376)

Davis New York Venture Class A Shares	29,401	(76,882)	(47,481)	19,796	(98,562)	(78,766)

Delaware Smid Cap Growth Class A Shares	6,240	(9,903)	(3,663)	1,521	(9,972)	(8,451)

Eaton Vance Floating-Rate Class A Shares	37,121	(74,007)	(36,886)	55,388	(46,743)	8,645

Eaton Vance Large-Cap Value Class A Shares	41,189	(66,755)	(25,566)	22,678	(45,773)	(23,095)

Federated Hermes Equity Income Class A Shares	3,634	(18,138)	(14,504)	2,488	(14,824)	(12,336)

Federated Hermes Kaufmann Class A Shares	13,721	(15,417)	(1,696)	8,593	(21,806)	(13,213)

Fidelity Advisor® Equity Growth Class A Shares	1,984	(5,796)	(3,812)	32	(2,013)	(1,981)

Fidelity Advisor® Overseas Class A Shares	-	(543)	(543)	-	(694)	(694)

Fidelity Advisor® Stock Selector Mid Cap Class A Shares	-	(1,011)	(1,011)	542	(1,656)	(1,114)

Franklin Templeton Growth Class A Shares	13,588	(22,091)	(8,503)	5,381	(32,897)	(27,516)

Invesco American Franchise Fund Class A Shares	3,041	(2,063)	978	722	(1,668)	(946)

Invesco Capital Appreciation Class A Shares	1,936	(3,822)	(1,886)	4,181	(5,497)	(1,316)

Invesco Charter Class A Shares	24	(352)	(328)	-	(1,238)	(1,238)

Invesco Comstock Class A Shares	27,955	(260,227)	(232,272)	10,668	(345,312)	(334,644)

Invesco Discovery Mid Cap Growth Class A Shares	1,308	(7,676)	(6,368)	883	(16,284)	(15,401)

Invesco Equity and Income Class A Shares	-	(4,746)	(4,746)	-	(5,236)	(5,236)

Invesco Fundamental Alternatives Class A Shares	2,490	(5,223)	(2,733)	254	(1,590)	(1,336)

Invesco Global Class A Shares	3,093	(3,026)	67	816	(5,307)	(4,491)

Invesco Main Street Class A Shares	5,853	(9,634)	(3,781)	1,032	(6,585)	(5,553)

40

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4.  Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Invesco Main Street Mid Cap Class A Shares	7,572	(27,812)	(20,240)	4,225	(24,586)	(20,361)

Invesco Value Opportunities Class A Shares	92,531	(76,332)	16,199	1,385	(27,354)	(25,969)

Janus Henderson Enterprise Class A Shares	32,615	(99,003)	(66,388)	6,833	(109,149)	(102,316)

Janus Henderson Forty Class A Shares	41,922	(41,686)	236	10,260	(44,770)	(34,510)

JPMorgan Small Cap Growth Class A Shares	10,151	(9,518)	633	7,520	(11,809)	(4,289)

Lord Abbett Affiliated Class A Shares	8,484	(14,787)	(6,303)	4,231	(23,633)	(19,402)

Lord Abbett Bond-Debenture Class A Shares	23,586	(94,446)	(70,860)	27,695	(99,096)	(71,401)

Lord Abbett Mid Cap Stock Class A Shares	13,253	(37,673)	(24,420)	5,288	(50,694)	(45,406)

MFS® Growth Class A Shares	42,624	(31,742)	10,882	6,944	(72,845)	(65,901)

MFS® Mid Cap Growth Class A Shares	23,569	(20,473)	3,096	8,633	(39,400)	(30,767)

MFS® Research International Class A Shares	8,290	(26,887)	(18,597)	1,660	(22,044)	(20,384)

PIMCO CommodityRealReturn Strategy Class A Shares	69,331	(372,579)	(303,248)	54,568	(445,315)	(390,747)

PIMCO Low Duration Class A Shares	340,498	(1,074,337)	(733,839)	504,025	(571,638)	(67,613)

PIMCO Real Return Class A Shares	114,423	(407,679)	(293,256)	173,954	(329,508)	(155,554)

PIMCO Total Return Class A Shares	276,695	(884,627)	(607,932)	509,507	(707,585)	(198,078)

Pioneer Class A Shares	30,702	(25,008)	5,694	4,138	(11,872)	(7,734)

Pioneer High Yield Class A Shares	13,498	(28,905)	(15,407)	9,052	(15,111)	(6,059)

Pioneer Real Estate Shares Class A Shares	18,396	(20,079)	(1,683)	10,077	(48,870)	(38,793)

Pioneer Select Mid Cap Growth Class A Shares	1,590	(3,581)	(1,991)	2,243	(2,026)	217

Putnam Growth Opportunities Class A Shares	6,079	(7,019)	(940)	-	(7,602)	(7,602)

Putnam International Equity Class A Shares	16,590	(68,712)	(52,122)	13,273	(59,883)	(46,610)

Putnam Large Cap Value Class A Shares	17,451	(8,826)	8,625	3,793	(8,616)	(4,823)

TA Aegon Sustainable Equity Income Service Class	4,534	(50,738)	(46,204)	2,813	(68,484)	(65,671)

TA Asset Allocation - Conservative Class A Shares	18,921	(31,567)	(12,646)	23,841	(37,629)	(13,788)

TA Asset Allocation - Moderate Class A Shares	70,272	(27,237)	43,035	49,975	(36,962)	13,013

TA Asset Allocation - Moderate Growth Class A Shares	14,263	(50,151)	(35,888)	14,277	(67,095)	(52,818)

TA BlackRock Government Money Market Initial Class	229,063	(174,390)	54,673	790,655	(756,264)	34,391

TA Bond Class A Shares	39,408	(144,123)	(104,715)	156,193	(62,632)	93,561

41

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4.  Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA International Focus Initial Class	921,369	(1,527,538)	(606,169)	250,809	(1,180,644)	(929,835)

TA JPMorgan Mid Cap Value Service Class	4,262	(9,672)	(5,410)	6,635	(11,027)	(4,392)

TA Morgan Stanley Capital Growth Service Class	11,331	(4,536)	6,795	4,040	(2,273)	1,767

TA Multi-Managed Balanced Class A Shares	6,699	(8,988)	(2,289)	252	(19,474)	(19,222)

TA Small/Mid Cap Value Class A Shares	31,589	(247,046)	(215,457)	35,966	(363,269)	(327,303)

TA Sustainable Equity Income Class A Shares	150,357	(722,122)	(571,765)	29,447	(926,410)	(896,963)

TA T. Rowe Price Small Cap Service Class	34,386	(62,890)	(28,504)	19,778	(58,264)	(38,486)

TA TS&W International Equity Service Class	22,719	(66,576)	(43,857)	10,138	(45,690)	(35,552)

TA US Growth Class A Shares	224,023	(189,587)	34,436	33,586	(239,115)	(205,529)

TA WMC US Growth Service Class	36	(361)	(325)	20	(737)	(717)

Virtus AllianzGI Dividend Value Class A Shares	10,094	(44,043)	(33,949)	6,136	(66,375)	(60,239)

Virtus AllianzGI Small-Cap Value Class A Shares	-	(5,987)	(5,987)	689	(21,401)	(20,712)

42

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4.  Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Discovery Value Class A Shares	$334,918	$(861,373)	$(526,455)	$146,535	$(1,211,026)	$(1,064,491)

AB International Value Class A Shares	79,330	(298,305)	(218,975)	213,685	(334,365)	(120,680)

AB Large Cap Growth Class A Shares	61,067	(185,259)	(124,192)	43,509	(1,349,963)	(1,306,454)

AB Relative Value Class A Shares	60,314	(726,432)	(666,118)	26,476	(1,177,151)	(1,150,675)

AB Value Class A Shares	132,812	(48,009)	84,803	2,458	(86,614)	(84,156)

American Funds - EuroPacific Growth Fund® Class F -1 Shares	753,407	(899,168)	(145,761)	174,438	(852,575)	(678,137)

American Funds - Growth Fund of America® Class F -1 Shares	2,187,430	(3,464,006)	(1,276,576)	89,873	(3,041,606)	(2,951,733)

American Funds - Income Fund of America® Class F -1 Shares	65,874	(416,786)	(350,912)	3,687	(960,347)	(956,660)

American Funds - Investment Company of America® Class F -1 Shares	677,348	(1,410,443)	(733,095)	8,739	(1,008,594)	(999,855)

American Funds - The Bond Fund of America® Class A Shares	-	(495,667)	(495,667)	-	(620,797)	(620,797)

American Funds - The Bond Fund of America® Class F -1 Shares	282,561	(353,793)	(71,232)	62,935	(312,826)	(249,891)

American Funds - The Growth Fund of America® Class A Shares	-	(3,453,606)	(3,453,606)	34,293	(5,246,139)	(5,211,846)

American Funds - The Income Fund of America® Class A Shares	-	(1,112,260)	(1,112,260)	4,961	(961,936)	(956,975)

American Funds - The Investment Company of America® Class A Shares	-	(2,237,068)	(2,237,068)	-	(2,426,786)	(2,426,786)

AMG Renaissance Large Cap Growth Class N Shares	147	(14,050)	(13,903)	1,370	(39,310)	(37,940)

BlackRock Advantage Global Investor A Shares	6,865	(23,261)	(16,396)	-	(27,574)	(27,574)

BlackRock Advantage International Investor A Shares	300,345	(565,924)	(265,579)	240,305	(361,116)	(120,811)

BlackRock Advantage Large Cap Core Investor A Shares	257,687	(685,810)	(428,123)	12,499	(1,279,821)	(1,267,322)

BlackRock Advantage Large Cap Value Investor A Shares	643,861	(886,204)	(242,343)	219,117	(1,130,871)	(911,754)

BlackRock Advantage SMID Investor A Shares	135,466	(474,135)	(338,669)	73,812	(851,269)	(777,457)

BlackRock Capital Appreciation Investor A Shares	8,720,721	(5,340,016)	3,380,705	1,625,725	(11,130,347)	(9,504,622)

BlackRock Global Allocation Investor A Shares	2,510,251	(14,343,061)	(11,832,810)	1,908,614	(13,846,205)	(11,937,591)

43

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4.  Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

BlackRock High Yield Bond Investor A Shares	$708,122	$(3,765,769)	$(3,057,647)	$1,386,298	$(3,026,337)	$(1,640,039)

BlackRock Impact Mortgage Investor A Shares	712,417	(2,482,852)	(1,770,435)	2,154,201	(2,584,400)	(430,199)

BlackRock International Investor A Shares	264,747	(247,334)	17,413	184,585	(589,091)	(404,506)

BlackRock iShares MSCI EAFE International Index Investor A Shares	16,869	(25,956)	(9,087)	-	(21,387)	(21,387)

BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares	14,764	(18,167)	(3,403)	-	(1,543)	(1,543)

BlackRock iShares S&P 500 Index Investor A Shares	1,570,751	(2,650,200)	(1,079,449)	788,354	(5,206,908)	(4,418,554)

BlackRock Large Cap Focus Growth Investor A Shares	689,617	(679,279)	10,338	106,750	(1,079,899)	(973,149)

BlackRock Large Cap Focus Value Investor A Shares	997,034	(5,706,280)	(4,709,246)	611,125	(7,081,513)	(6,470,388)

BlackRock Low Duration Bond Investor A Shares	3,884	(7,425)	(3,541)	-	(4,649)	(4,649)

BlackRock Total Return Investor A Shares	3,688,698	(11,035,352)	(7,346,654)	7,583,928	(9,629,759)	(2,045,831)

BNY Mellon Appreciation Investor Shares	1,406,815	(2,343,399)	(936,584)	267,579	(2,818,429)	(2,550,850)

Cohen & Steers Real Estate Securities Class A Shares	172,203	(172,512)	(309)	5,638	(83,146)	(77,508)

Columbia Large Cap Growth Opportunity Class A Shares	554,981	(551,553)	3,428	156,803	(1,101,865)	(945,062)

Columbia Select Mid Cap Growth Class A Shares	71,818	(38,062)	33,756	12,545	(85,420)	(72,875)

Columbia Select Small Cap Value Class A Shares	350,368	(1,412,826)	(1,062,458)	146,143	(3,151,327)	(3,005,184)

Davis New York Venture Class A Shares	745,823	(2,303,938)	(1,558,115)	651,318	(3,520,705)	(2,869,387)

Delaware Smid Cap Growth Class A Shares	228,191	(338,558)	(110,367)	90,016	(604,646)	(514,630)

Eaton Vance Floating-Rate Class A Shares	530,413	(1,045,689)	(515,276)	802,793	(679,292)	123,501

Eaton Vance Large-Cap Value Class A Shares	848,522	(1,418,904)	(570,382)	469,976	(947,121)	(477,145)

Federated Hermes Equity Income Class A Shares	63,391	(313,402)	(250,011)	45,148	(263,999)	(218,851)

Federated Hermes Kaufmann Class A Shares	507,896	(533,611)	(25,715)	401,321	(1,066,499)	(665,178)

Fidelity Advisor® Equity Growth Class A Shares	95,141	(327,904)	(232,763)	2,505	(141,832)	(139,327)

Fidelity Advisor® Overseas Class A Shares	-	(16,087)	(16,087)	-	(24,342)	(24,342)

Fidelity Advisor® Stock Selector Mid Cap Class A Shares	-	(52,363)	(52,363)	27,205	(86,959)	(59,754)

Franklin Templeton Growth Class A Shares	184,398	(392,229)	(207,831)	114,226	(629,236)	(515,010)

Invesco American Franchise Fund Class A Shares	67,843	(51,223)	16,620	22,011	(50,172)	(28,161)

Invesco Capital Appreciation Class A Shares	60,586	(135,101)	(74,515)	146,975	(206,530)	(59,555)

44

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4.  Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Invesco Charter Class A Shares	$618	$(9,147)	$(8,529)	$-	$(35,179)	$(35,179)

Invesco Comstock Class A Shares	839,057	(8,822,180)	(7,983,123)	305,507	(10,752,156)	(10,446,649)

Invesco Discovery Mid Cap Growth Class A Shares	15,713	(106,924)	(91,211)	14,243	(277,385)	(263,142)

Invesco Equity and Income Class A Shares	-	(174,174)	(174,174)	-	(196,005)	(196,005)

Invesco Fundamental Alternatives Class A Shares	40,229	(83,750)	(43,521)	4,335	(27,008)	(22,673)

Invesco Global Class A Shares	140,140	(153,130)	(12,990)	45,507	(307,704)	(262,197)

Invesco Main Street Class A Shares	190,448	(320,908)	(130,460)	37,800	(275,841)	(238,041)

Invesco Main Street Mid Cap Class A Shares	238,529	(885,838)	(647,309)	145,223	(836,977)	(691,754)

Invesco Value Opportunities Class A Shares	208,397	(170,679)	37,718	3,157	(57,145)	(53,988)

Janus Henderson Enterprise Class A Shares	1,626,889	(5,020,877)	(3,393,988)	385,033	(6,221,768)	(5,836,735)

Janus Henderson Forty Class A Shares	1,580,986	(1,545,501)	35,485	502,317	(2,249,108)	(1,746,791)

JPMorgan Small Cap Growth Class A Shares	328,547	(299,851)	28,696	347,060	(566,909)	(219,849)

Lord Abbett Affiliated Class A Shares	208,619	(369,796)	(161,177)	106,424	(596,710)	(490,286)

Lord Abbett Bond-Debenture Class A Shares	479,149	(2,074,210)	(1,595,061)	658,756	(2,625,343)	(1,966,587)

Lord Abbett Mid Cap Stock Class A Shares	321,124	(1,133,421)	(812,297)	130,596	(1,509,891)	(1,379,295)

MFS® Growth Class A Shares	1,639,115	(1,250,661)	388,454	295,892	(3,481,416)	(3,185,524)

MFS® Mid Cap Growth Class A Shares	1,172,923	(976,743)	196,180	480,767	(2,387,948)	(1,907,181)

MFS® Research International Class A Shares	229,382	(792,564)	(563,182)	56,973	(759,932)	(702,959)

PIMCO CommodityRealReturn Strategy Class A Shares	590,903	(3,448,797)	(2,857,894)	389,788	(3,195,709)	(2,805,921)

PIMCO Low Duration Class A Shares	3,760,204	(11,973,538)	(8,213,334)	5,979,553	(6,788,961)	(809,408)

PIMCO Real Return Class A Shares	1,578,380	(5,872,859)	(4,294,479)	2,620,282	(5,033,460)	(2,413,178)

PIMCO Total Return Class A Shares	4,058,123	(13,410,263)	(9,352,140)	8,636,639	(12,257,884)	(3,621,245)

Pioneer Class A Shares	1,106,377	(918,950)	187,427	152,183	(483,500)	(331,317)

Pioneer High Yield Class A Shares	250,257	(540,623)	(290,366)	183,363	(303,964)	(120,601)

Pioneer Real Estate Shares Class A Shares	348,311	(394,574)	(46,263)	215,429	(1,080,283)	(864,854)

Pioneer Select Mid Cap Growth Class A Shares	56,799	(128,473)	(71,674)	104,616	(93,657)	10,959

Putnam Growth Opportunities Class A Shares	136,819	(154,905)	(18,086)	-	(202,959)	(202,959)

Putnam International Equity Class A Shares	344,940	(1,582,222)	(1,237,282)	363,167	(1,637,020)	(1,273,853)

45

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

4.  Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Putnam Large Cap Value Class A Shares	$288,649	$(139,415)	$149,234	$60,033	$(138,512)	$(78,479)

TA Aegon Sustainable Equity Income Service Class	51,571	(564,770)	(513,199)	32,160	(766,891)	(734,731)

TA Asset Allocation - Conservative Class A Shares	204,909	(352,635)	(147,726)	303,065	(481,142)	(178,077)

TA Asset Allocation - Moderate Class A Shares	846,047	(308,867)	537,180	654,898	(486,949)	167,949

TA Asset Allocation - Moderate Growth Class A Shares	167,223	(599,395)	(432,172)	199,742	(927,135)	(727,393)

TA BlackRock Government Money Market Initial Class	2,229,330	(1,698,729)	530,601	7,779,090	(7,428,442)	350,648

TA Bond Class A Shares	53,710	(194,315)	(140,605)	235,753	(95,163)	140,590

TA International Focus Initial Class	9,946,942	(17,205,018)	(7,258,076)	3,340,276	(16,090,632)	(12,750,356)

TA JPMorgan Mid Cap Value Service Class	56,926	(127,922)	(70,996)	89,190	(151,559)	(62,369)

TA Morgan Stanley Capital Growth Service Class	127,185	(49,333)	77,852	89,707	(56,756)	32,951

TA Multi-Managed Balanced Class A Shares	96,592	(132,393)	(35,801)	3,676	(286,679)	(283,003)

TA Small/Mid Cap Value Class A Shares	821,567	(6,853,054)	(6,031,487)	1,002,583	(10,070,947)	(9,068,364)

TA Sustainable Equity Income Class A Shares	1,951,318	(10,178,617)	(8,227,299)	428,842	(13,917,796)	(13,488,954)

TA T. Rowe Price Small Cap Service Class	498,646	(887,241)	(388,595)	336,680	(995,135)	(658,455)

TA TS&W International Equity Service Class	225,603	(711,985)	(486,382)	121,736	(542,298)	(420,562)

TA US Growth Class A Shares	6,639,689	(5,811,413)	828,276	1,185,533	(9,110,599)	(7,925,066)

TA WMC US Growth Service Class	666	(6,339)	(5,673)	407	(16,607)	(16,200)

Virtus AllianzGI Dividend Value Class A Shares	159,909	(747,819)	(587,910)	99,925	(1,156,469)	(1,056,544)

Virtus AllianzGI Small-Cap Value Class A Shares	-	(205,497)	(205,497)	27,624	(763,456)	(735,832)

46

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

5.  Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31				For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio		Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest		Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Discovery Value Class A Shares
12/31/2022	58,853	$32.98 to	$30.08	$1,851,502	0.76%	1.25 % to	1.90%	(17.45) % to	(17.86)%
12/31/2021	75,469	39.92 to	36.62	2,871,461	0.75	1.25 to	1.75	33.76 to	33.09
12/31/2020	106,623	29.84 to	27.52	3,031,626	0.63	1.25 to	1.75	1.83 to	1.32
12/31/2019	112,293	29.30 to	27.16	3,146,897	0.77	1.25 to	1.75	18.25 to	17.66
12/31/2018	131,355	24.78 to	23.08	3,119,612	0.26	1.25 to	1.75	(16.28) to	(16.70)
AB International Value Class A Shares
12/31/2022	204,086	6.62 to	6.12	1,297,199	1.16	1.25 to	1.90	(11.98) to	(12.42)
12/31/2021	237,594	7.52 to	6.98	1,720,918	2.51	1.25 to	1.75	9.39 to	8.84
12/31/2020	255,012	6.87 to	6.42	1,691,142	0.84	1.25 to	1.75	0.75 to	0.25
12/31/2019	244,901	6.82 to	6.40	1,614,846	1.13	1.25 to	1.75	15.03 to	14.46
12/31/2018	309,564	5.93 to	5.59	1,777,788	0.23	1.25 to	1.75	(24.13) to	(24.51)
AB Large Cap Growth Class A Shares
12/31/2022	30,680	62.88 to	62.88	1,929,080	-	1.30 to	1.30	(29.87) to	(29.87)
12/31/2021	32,293	89.66 to	89.66	2,895,325	-	1.30 to	1.30	26.92 to	26.92
12/31/2020	49,261	70.64 to	70.64	3,479,916	-	1.30 to	1.30	32.30 to	32.30
12/31/2019	55,598	53.39 to	53.39	2,968,603	-	1.30 to	1.30	32.04 to	32.04
12/31/2018	60,088	40.44 to	40.44	2,429,849	-	1.30 to	1.30	0.61 to	0.61
AB Relative Value Class A Shares
12/31/2022	86,814	44.89 to	44.89	3,897,442	1.12	1.30 to	1.30	(5.42) to	(5.42)
12/31/2021	101,781	47.47 to	47.47	4,831,075	0.62	1.30 to	1.30	25.74 to	25.74
12/31/2020	128,119	37.75 to	37.75	4,836,196	1.27	1.30 to	1.30	1.48 to	1.48
12/31/2019	140,053	37.20 to	37.20	5,209,386	1.20	1.30 to	1.30	21.50 to	21.50
12/31/2018	163,629	30.61 to	30.61	5,009,477	1.03	1.30 to	1.30	(7.01) to	(7.01)
AB Value Class A Shares
12/31/2022	25,310	19.25 to	17.56	459,310	1.65	1.25 to	1.90	(8.23) to	(8.69)
12/31/2021	19,779	20.96 to	19.23	395,022	0.90	1.25 to	1.75	25.44 to	24.82
12/31/2020	24,132	16.71 to	15.41	385,772	1.30	1.25 to	1.75	(0.35) to	(0.84)
12/31/2019	24,309	16.77 to	15.54	390,924	1.29	1.25 to	1.75	18.39 to	17.80
12/31/2018	29,466	14.16 to	13.19	401,993	0.85	1.25 to	1.75	(16.15) to	(16.57)
American Funds - EuroPacific Growth Fund® Class F -1 Shares
12/31/2022	110,649	23.87 to	21.78	2,537,626	1.07	1.25 to	1.90	(24.04) to	(24.42)
12/31/2021	116,376	31.40 to	28.81	3,514,077	1.17	1.25 to	1.75	1.19 to	0.68
12/31/2020	138,262	31.03 to	28.62	4,133,057	0.18	1.25 to	1.75	23.22 to	22.61
12/31/2019	155,728	25.19 to	23.34	3,787,682	0.99	1.25 to	1.75	25.37 to	24.74
12/31/2018	183,628	20.09 to	18.71	3,574,865	1.03	1.25 to	1.75	(16.30) to	(16.72)
American Funds - Growth Fund of America® Class F -1 Shares
12/31/2022	263,846	38.55 to	35.16	9,766,315	0.22	1.25 to	1.90	(31.67) to	(32.01)
12/31/2021	293,858	56.36 to	51.71	15,935,427	-	1.25 to	1.75	17.78 to	17.20
12/31/2020	351,366	47.85 to	44.13	16,200,323	0.22	1.25 to	1.75	36.05 to	35.37
12/31/2019	382,796	35.17 to	32.60	13,012,196	0.66	1.25 to	1.75	26.47 to	25.84
12/31/2018	431,896	27.81 to	25.90	11,627,485	0.46	1.25 to	1.75	(4.18) to	(4.66)
American Funds - Income Fund of America® Class F -1 Shares
12/31/2022	121,214	26.38 to	24.07	3,092,645	3.06	1.25 to	1.90	(7.72) to	(8.18)
12/31/2021	135,310	28.57 to	26.21	3,743,875	2.74	1.25 to	1.75	15.84 to	15.26
12/31/2020	171,828	24.66 to	22.74	4,100,848	3.34	1.25 to	1.75	3.57 to	3.05
12/31/2019	192,508	23.81 to	22.07	4,446,467	3.22	1.25 to	1.75	17.36 to	16.78
12/31/2018	210,455	20.29 to	18.90	4,149,658	2.88	1.25 to	1.75	(6.35) to	(6.82)

47

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

American Funds - Investment Company of America® Class F -1 Shares
12/31/2022	148,708	$32.85	to	$29.97	$4,700,716	1.28%	1.25%	to	1.90%	(16.67	) %	to	(17.09	) %
12/31/2021	170,977	39.39	to	36.14	6,485,322	1.16	1.25	to	1.75	23.38		to	22.76
12/31/2020	199,180	31.93	to	29.44	6,139,119	1.51	1.25	to	1.75	13.01		to	12.45
12/31/2019	224,503	28.25	to	26.18	6,140,737	1.92	1.25	to	1.75	22.88		to	22.27
12/31/2018	246,186	22.99	to	21.41	5,491,391	1.68	1.25	to	1.75	(7.76)		to	(8.22)
American Funds - The Bond Fund of America® Class A Shares
12/31/2022	203,554	15.06	to	15.06	3,066,208	2.55	1.30	to	1.30	(13.81)		to	(13.81)
12/31/2021	234,415	17.48	to	17.48	4,096,621	1.42	1.30	to	1.30	(2.23)		to	(2.23)
12/31/2020	269,890	17.87	to	17.87	4,824,044	1.87	1.30	to	1.30	9.28		to	9.28
12/31/2019	323,345	16.36	to	16.36	5,288,522	2.33	1.30	to	1.30	6.62		to	6.62
12/31/2018	367,439	15.34	to	15.34	5,636,509	2.38	1.30	to	1.30	(1.42)		to	(1.42)
American Funds - The Bond Fund of America® Class F -1 Shares
12/31/2022	151,431	12.55	to	11.45	1,816,632	2.49	1.25	to	1.90	(13.86)		to	(14.29)
12/31/2021	157,041	14.56	to	13.35	2,191,573	1.38	1.25	to	1.75	(2.22)		to	(2.71)
12/31/2020	174,795	14.89	to	13.73	2,501,419	1.84	1.25	to	1.75	9.31		to	8.76
12/31/2019	196,533	13.62	to	12.62	2,580,830	2.29	1.25	to	1.75	6.63		to	6.10
12/31/2018	209,714	12.77	to	11.89	2,588,968	2.33	1.25	to	1.75	(1.42)		to	(1.92)
American Funds - The Growth Fund of America® Class A Shares
12/31/2022	563,340	53.78	to	53.78	30,296,769	0.27	1.30	to	1.30	(31.61)		to	(31.61)
12/31/2021	620,931	78.64	to	78.64	48,831,813	0.08	1.30	to	1.30	17.80		to	17.80
12/31/2020	691,859	66.76	to	66.76	46,189,947	0.29	1.30	to	1.30	36.03		to	36.03
12/31/2019	784,278	49.08	to	49.08	38,491,273	0.72	1.30	to	1.30	26.47		to	26.47
12/31/2018	888,803	38.81	to	38.81	34,491,526	0.52	1.30	to	1.30	(4.15)		to	(4.15)
American Funds - The Income Fund of America® Class A Shares
12/31/2022	242,098	36.67	to	36.67	8,877,720	3.13	1.30	to	1.30	(7.62)		to	(7.62)
12/31/2021	272,024	39.69	to	39.69	10,797,409	2.86	1.30	to	1.30	15.86		to	15.86
12/31/2020	297,789	34.26	to	34.26	10,201,793	3.35	1.30	to	1.30	3.61		to	3.61
12/31/2019	367,681	33.07	to	33.07	12,157,868	3.27	1.30	to	1.30	17.39		to	17.39
12/31/2018	412,564	28.17	to	28.17	11,620,777	2.96	1.30	to	1.30	(6.35)		to	(6.35)
American Funds - The Investment Company of America® Class A Shares
12/31/2022	396,820	44.38	to	44.38	17,610,195	1.38	1.30	to	1.30	(16.60)		to	(16.60)
12/31/2021	444,617	53.21	to	53.21	23,660,007	1.23	1.30	to	1.30	23.41		to	23.41
12/31/2020	493,659	43.12	to	43.12	21,287,232	1.58	1.30	to	1.30	13.01		to	13.01
12/31/2019	573,585	38.16	to	38.16	21,885,504	1.97	1.30	to	1.30	22.93		to	22.93
12/31/2018	655,765	31.04	to	31.04	20,353,428	1.76	1.30	to	1.30	(7.73)		to	(7.73)
AMG Renaissance Large Cap Growth Class N Shares
12/31/2022	3,447	16.95	to	16.48	57,276	0.14	1.25	to	1.90	(18.14)		to	(18.55)
12/31/2021	4,273	20.69	to	20.24	87,030	0.00	1.25	to	1.75	28.40		to	27.76
12/31/2020	6,300	16.11	to	15.84	100,242	0.11	1.25	to	1.75	22.01		to	21.40
12/31/2019	6,758	13.21	to	13.05	88,463	0.84	1.25	to	1.75	33.48		to	32.82
12/31/2018	4,595	9.89	to	9.82	45,240	0.50	1.25	to	1.75	(8.39)		to	(8.85)
BlackRock Advantage Global Investor A Shares
12/31/2022	9,185	30.53	to	27.85	269,227	1.59	1.25	to	1.90	(19.01)		to	(19.42)
12/31/2021	9,735	37.67	to	34.57	352,963	1.09	1.25	to	1.75	16.16		to	15.58
12/31/2020	10,558	32.43	to	29.91	329,846	1.32	1.25	to	1.75	14.11		to	13.54
12/31/2019	12,835	28.42	to	26.34	352,258	1.88	1.25	to	1.75	23.98		to	23.36
12/31/2018	23,468	22.93	to	21.35	528,200	1.24	1.25	to	1.75	(12.82)		to	(13.26)
BlackRock Advantage International Investor A Shares
12/31/2022	81,044	17.27	to	16.31	1,352,356	2.89	1.25	to	1.90	(14.82)		to	(15.25)
12/31/2021	98,008	20.27	to	19.25	1,926,866	2.97	1.25	to	1.75	11.37		to	10.82
12/31/2020	104,528	18.20	to	17.37	1,852,073	1.71	1.25	to	1.75	5.73		to	5.20
12/31/2019	108,295	17.21	to	16.51	1,819,872	2.52	1.25	to	1.75	19.86		to	19.26
12/31/2018	117,389	14.36	to	13.84	1,650,104	1.75	1.25	to	1.75	(16.33)		to	(16.75)

48

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BlackRock Advantage Large Cap Core Investor A Shares
12/31/2022	138,155	$33.83	to	$30.86	$4,469,776	0.89%	1.25%	to	1.90%	(21.35	) %	to	(21.74	) %
12/31/2021	150,330	42.98	to	39.44	6,202,571	0.55	1.25	to	1.75	26.70		to	26.07
12/31/2020	183,352	33.92	to	31.28	5,989,790	0.96	1.25	to	1.75	18.06		to	17.47
12/31/2019	204,995	28.73	to	26.63	5,682,081	1.37	1.25	to	1.75	27.22		to	26.58
12/31/2018	264,640	22.59	to	21.04	5,761,882	0.97	1.25	to	1.75	(6.77)		to	(7.24)
BlackRock Advantage Large Cap Value Investor A Shares
12/31/2022	106,203	28.72	to	26.20	2,903,078	1.43	1.25	to	1.90	(10.06)		to	(10.50)
12/31/2021	114,334	31.90	to	29.27	3,481,864	1.15	1.25	to	1.75	24.90		to	24.28
12/31/2020	146,388	25.54	to	23.55	3,577,915	1.69	1.25	to	1.75	2.33		to	1.82
12/31/2019	146,745	24.96	to	23.13	3,516,766	1.83	1.25	to	1.75	22.84		to	22.23
12/31/2018	162,369	20.32	to	18.93	3,180,312	1.77	1.25	to	1.75	(9.11)		to	(9.57)
BlackRock Advantage SMID Investor A Shares
12/31/2022	107,072	28.54	to	26.04	4,156,263	0.81	1.25	to	1.90	(17.87)		to	(18.30)
12/31/2021	115,972	34.74	to	31.87	5,461,476	1.19	1.25	to	1.75	12.05		to	11.49
12/31/2020	134,100	31.00	to	28.59	5,598,415	0.67	1.25	to	1.75	18.01		to	17.42
12/31/2019	152,663	26.27	to	24.35	5,409,406	1.49	1.25	to	1.75	26.98		to	26.34
12/31/2018	186,460	20.69	to	19.27	5,198,705	1.34	1.25	to	1.75	(7.82)		to	(8.28)
BlackRock Capital Appreciation Investor A Shares
12/31/2022	840,987	34.64	to	31.60	29,658,675	-	1.25	to	1.90	(38.64)		to	(38.97)
12/31/2021	750,805	56.44	to	51.78	43,342,704	-	1.25	to	1.75	19.20		to	18.60
12/31/2020	924,583	47.35	to	43.66	44,721,433	-	1.25	to	1.75	38.35		to	37.66
12/31/2019	1,232,479	34.22	to	31.72	43,075,892	-	1.25	to	1.75	30.21		to	29.56
12/31/2018	1,480,346	26.28	to	24.48	39,819,005	-	1.25	to	1.75	0.46		to	(0.04)
BlackRock Global Allocation Investor A Shares
12/31/2022	2,646,832	23.20	to	21.16	66,245,918	-	1.25	to	1.90	(17.13)		to	(17.56)
12/31/2021	3,104,226	27.98	to	25.67	93,766,818	0.92	1.25	to	1.75	5.13		to	4.60
12/31/2020	3,485,383	26.61	to	24.54	100,777,175	0.47	1.25	to	1.75	19.29		to	18.70
12/31/2019	3,955,476	22.31	to	20.68	96,008,512	1.12	1.25	to	1.75	15.76		to	15.18
12/31/2018	4,525,512	19.27	to	17.95	95,413,035	0.55	1.25	to	1.75	(8.78)		to	(9.24)
BlackRock High Yield Bond Investor A Shares
12/31/2022	894,900	15.06	to	14.22	13,091,390	5.14	1.25	to	1.90	(12.04)		to	(12.48)
12/31/2021	1,097,933	17.11	to	16.25	18,309,702	4.39	1.25	to	1.75	4.22		to	3.70
12/31/2020	1,198,318	16.42	to	15.67	19,217,440	5.08	1.25	to	1.75	4.18		to	3.66
12/31/2019	1,249,911	15.76	to	15.12	19,290,934	5.38	1.25	to	1.75	13.67		to	13.10
12/31/2018	1,356,355	13.86	to	13.37	18,458,538	5.43	1.25	to	1.75	(4.53)		to	(5.01)
BlackRock Impact Mortgage Investor A Shares
12/31/2022	1,221,877	9.45	to	8.91	11,421,320	2.14	1.25	to	1.90	(14.50)		to	(14.95)
12/31/2021	1,398,790	11.04	to	10.48	15,305,841	1.21	1.25	to	1.75	(2.74)		to	(3.23)
12/31/2020	1,436,979	11.36	to	10.83	16,181,959	1.54	1.25	to	1.75	5.08		to	4.56
12/31/2019	1,446,049	10.81	to	10.36	15,509,828	2.31	1.25	to	1.75	5.13		to	4.60
12/31/2018	1,508,483	10.28	to	9.90	15,411,466	2.21	1.25	to	1.75	(0.87)		to	(1.37)
BlackRock International Investor A Shares
12/31/2022	122,032	13.86	to	13.08	1,642,196	0.87	1.25	to	1.90	(25.43)		to	(25.80)
12/31/2021	119,643	18.57	to	17.63	2,164,783	0.46	1.25	to	1.75	7.76		to	7.22
12/31/2020	141,275	17.23	to	16.44	2,374,222	0.22	1.25	to	1.75	19.96		to	19.36
12/31/2019	149,044	14.37	to	13.78	2,091,897	1.01	1.25	to	1.75	29.82		to	29.18
12/31/2018	161,370	11.07	to	10.66	1,748,196	1.23	1.25	to	1.75	(22.62)		to	(23.01)
BlackRock iShares MSCI EAFE International Index Investor A Shares
12/31/2022	6,266	17.65	to	16.10	104,818	2.22	1.25	to	1.90	(15.49)		to	(15.91)
12/31/2021	6,815	20.87	to	19.15	135,222	2.63	1.25	to	1.75	9.63		to	9.08
12/31/2020	7,916	19.03	to	17.55	143,729	1.91	1.25	to	1.75	6.34		to	5.81
12/31/2019	9,031	17.90	to	16.59	154,389	3.05	1.25	to	1.75	20.02		to	19.42
12/31/2018	10,166	14.91	to	13.89	145,702	3.38	1.25	to	1.75	(14.65)		to	(15.08)

49

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

BlackRock iShares Russell 2000 Small-Cap Index Investor A Shares
12/31/2022	1,189	$28.96	to	$26.42	$32,699	0.86%	1.25%	to	1.90%	(21.62	) %	to	(22.01	) %
12/31/2021	1,306	36.92	to	33.88	45,932	0.77	1.25	to	1.75	12.96		to	12.40
12/31/2020	1,349	32.68	to	30.14	42,145	0.87	1.25	to	1.75	18.18		to	17.59
12/31/2019	2,410	27.66	to	25.63	64,994	1.15	1.25	to	1.75	23.65		to	23.03
12/31/2018	2,471	22.37	to	20.83	53,959	0.63	1.25	to	1.75	(12.30)		to	(12.74)
BlackRock iShares S&P 500 Index Investor A Shares
12/31/2022	815,908	25.47	to	24.24	20,403,041	1.24	1.25	to	1.90	(19.44)		to	(19.87)
12/31/2021	857,110	31.60	to	30.25	26,644,665	1.04	1.25	to	1.75	26.64		to	26.01
12/31/2020	1,013,943	24.95	to	24.01	24,929,322	1.46	1.25	to	1.75	16.58		to	16.00
12/31/2019	1,099,064	21.40	to	20.70	23,218,000	1.87	1.25	to	1.75	29.39		to	28.74
12/31/2018	1,164,702	16.54	to	16.08	19,048,033	1.51	1.25	to	1.75	(5.87)		to	(6.35)
BlackRock Large Cap Focus Growth Investor A Shares
12/31/2022	249,101	10.55	to	10.38	2,606,897	-	1.25	to	1.90	(39.06)		to	(39.37)
12/31/2021	250,534	17.30	to	17.12	4,312,711	-	1.25	to	1.75	15.23		to	14.65
12/31/2020	311,393	15.01	to	14.93	4,662,905	-	1.25	to	1.75	44.62		to	43.90
12/31/2019(1)	410,429	10.38	to	10.38	4,260,293	-	1.25	to	1.75	-		to	-
BlackRock Large Cap Focus Value Investor A Shares
12/31/2022	726,717	28.22	to	25.74	21,808,215	1.27	1.25	to	1.90	(6.09)		to	(6.58)
12/31/2021	885,788	30.03	to	27.55	28,096,823	1.13	1.25	to	1.75	20.72		to	20.12
12/31/2020	1,107,228	24.88	to	22.94	28,961,254	2.01	1.25	to	1.75	1.70		to	1.19
12/31/2019	1,140,554	24.46	to	22.67	29,523,202	2.24	1.25	to	1.75	22.32		to	21.71
12/31/2018	1,324,263	20.00	to	18.62	28,178,803	1.60	1.25	to	1.75	(9.08)		to	(9.54)
BlackRock Low Duration Bond Investor A Shares
12/31/2022	6,118	9.91	to	9.35	58,915	2.01	1.25	to	1.90	(6.21)		to	(6.68)
12/31/2021	6,485	10.55	to	10.02	66,735	0.98	1.25	to	1.75	(1.74)		to	(2.23)
12/31/2020	6,932	10.74	to	10.24	72,757	1.83	1.25	to	1.75	1.92		to	1.42
12/31/2019	8,581	10.54	to	10.10	88,419	2.39	1.25	to	1.75	3.17		to	2.66
12/31/2018	8,842	10.21	to	9.84	88,538	2.21	1.25	to	1.75	(0.41)		to	(0.91)
BlackRock Total Return Investor A Shares
12/31/2022	3,575,452	13.07	to	11.92	46,187,301	2.47	1.25	to	1.90	(15.56)		to	(16.01)
12/31/2021	4,111,709	15.47	to	14.20	62,986,969	1.68	1.25	to	1.75	(2.19)		to	(2.68)
12/31/2020	4,240,037	15.82	to	14.59	66,543,677	2.07	1.25	to	1.75	7.23		to	6.69
12/31/2019	4,443,835	14.75	to	13.67	65,084,669	2.91	1.25	to	1.75	8.18		to	7.64
12/31/2018	4,672,862	13.64	to	12.70	63,472,540	2.97	1.25	to	1.75	(2.45)		to	(2.94)
BNY Mellon Appreciation Investor Shares
12/31/2022	211,913	35.08	to	32.00	7,104,483	0.54	1.25	to	1.90	(19.02)		to	(19.42)
12/31/2021	239,998	43.28	to	39.71	9,945,695	0.35	1.25	to	1.75	25.45		to	24.82
12/31/2020	307,193	34.50	to	31.82	10,165,712	0.67	1.25	to	1.75	22.47		to	21.86
12/31/2019	374,611	28.17	to	26.11	10,144,384	1.01	1.25	to	1.75	33.46		to	32.80
12/31/2018	466,882	21.11	to	19.66	9,493,978	1.13	1.25	to	1.75	(7.55)		to	(8.02)
Cohen & Steers Real Estate Securities Class A Shares
12/31/2022	14,809	30.03	to	27.39	424,654	2.61	1.25	to	1.90	(27.46)		to	(27.82)
12/31/2021	14,813	41.36	to	37.95	586,282	1.70	1.25	to	1.75	39.92		to	39.23
12/31/2020	17,010	29.56	to	27.26	482,310	3.09	1.25	to	1.75	(3.22)		to	(3.71)
12/31/2019	20,197	30.54	to	28.31	593,902	2.53	1.25	to	1.75	29.54		to	28.90
12/31/2018	21,968	23.58	to	21.96	500,125	3.28	1.25	to	1.75	(5.75)		to	(6.23)
Columbia Large Cap Growth Opportunity Class A Shares
12/31/2022	236,550	18.23	to	17.66	4,237,719	-	1.25	to	1.90	(30.61)		to	(30.96)
12/31/2021	236,188	26.25	to	25.58	6,114,990	-	1.25	to	1.75	17.59		to	17.01
12/31/2020	274,442	22.32	to	21.86	6,057,841	-	1.25	to	1.75	38.75		to	38.06
12/31/2019	343,691	16.09	to	15.83	5,482,080	-	1.25	to	1.75	34.25		to	33.58
12/31/2018	449,963	11.98	to	11.85	5,359,487	-	1.25	to	1.75	(5.57)		to	(6.04)

50

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Columbia Select Mid Cap Growth Class A Shares
12/31/2022	17,905	$21.05	to	$19.84	$365,439	-%	1.25%	to	1.90%	(32.34	) %	to	(32.68	) %
12/31/2021	16,577	31.09	to	29.46	501,343	-	1.25	to	1.75	14.77		to	14.20
12/31/2020	18,923	27.09	to	25.80	500,412	-	1.25	to	1.75	33.22		to	32.55
12/31/2019	19,177	20.33	to	19.47	380,975	-	1.25	to	1.75	33.12		to	32.46
12/31/2018	30,967	15.27	to	14.70	465,821	-	1.25	to	1.75	(6.60)		to	(7.06)
Columbia Select Small Cap Value Class A Shares
12/31/2022	169,654	47.63	to	47.63	8,080,415	0.73	1.30	to	1.30	(16.46)		to	(16.46)
12/31/2021	190,559	57.01	to	57.01	10,864,550	0.04	1.30	to	1.30	29.48		to	29.48
12/31/2020	246,935	44.03	to	44.03	10,873,757	0.02	1.30	to	1.30	8.16		to	8.16
12/31/2019	263,611	40.71	to	40.71	10,732,528	0.10	1.30	to	1.30	17.23		to	17.23
12/31/2018	293,097	34.73	to	34.73	10,179,329	0.07	1.30	to	1.30	(14.68)		to	(14.68)
Davis New York Venture Class A Shares
12/31/2022	533,227	26.35	to	24.03	16,000,186	1.48	1.25	to	1.90	(18.53)		to	(18.96)
12/31/2021	580,708	32.32	to	29.66	21,474,771	0.14	1.25	to	1.75	11.11		to	10.56
12/31/2020	659,474	29.09	to	26.82	21,890,888	0.56	1.25	to	1.75	10.03		to	9.48
12/31/2019	728,164	26.44	to	24.50	22,089,526	1.53	1.25	to	1.75	29.28		to	28.64
12/31/2018	860,031	20.45	to	19.05	20,010,714	0.51	1.25	to	1.75	(14.10)		to	(14.53)
Delaware Smid Cap Growth Class A Shares
12/31/2022	56,707	30.54	to	28.71	1,713,855	-	1.25	to	1.90	(46.18)		to	(46.47)
12/31/2021	60,370	56.73	to	53.63	3,394,719	-	1.25	to	1.75	(9.54)		to	(9.99)
12/31/2020	68,821	62.71	to	59.59	4,281,251	-	1.25	to	1.75	91.51		to	90.56
12/31/2019	90,186	32.74	to	31.27	2,927,538	-	1.25	to	1.75	33.64		to	32.98
12/31/2018	103,118	24.50	to	23.52	2,505,090	-	1.25	to	1.75	(1.12)		to	(1.62)
Eaton Vance Floating-Rate Class A Shares
12/31/2022	217,282	14.72	to	13.43	3,043,980	4.54	1.25	to	1.90	(3.87)		to	(4.35)
12/31/2021	254,168	15.30	to	14.04	3,710,404	3.05	1.25	to	1.75	2.72		to	2.21
12/31/2020	245,523	14.90	to	13.74	3,498,398	3.58	1.25	to	1.75	0.89		to	0.39
12/31/2019	278,106	14.77	to	13.68	3,943,113	4.75	1.25	to	1.75	5.51		to	4.98
12/31/2018	292,464	14.00	to	13.03	3,940,781	4.04	1.25	to	1.75	(0.72)		to	(1.22)
Eaton Vance Large-Cap Value Class A Shares
12/31/2022	143,741	22.34	to	20.62	3,074,058	1.04	1.25	to	1.90	(4.06)		to	(4.54)
12/31/2021	169,307	23.27	to	21.60	3,788,416	1.01	1.25	to	1.75	22.75		to	22.14
12/31/2020	192,402	18.95	to	17.69	3,513,218	1.39	1.25	to	1.75	1.01		to	0.51
12/31/2019	186,566	18.76	to	17.60	3,381,664	1.28	1.25	to	1.75	28.18		to	27.54
12/31/2018	220,583	14.64	to	13.80	3,127,465	1.21	1.25	to	1.75	(7.99)		to	(8.46)
Federated Hermes Equity Income Class A Shares
12/31/2022	58,673	17.55	to	16.71	1,003,439	1.18	1.25	to	1.90	(9.19)		to	(9.64)
12/31/2021	73,177	19.31	to	18.49	1,380,093	0.87	1.25	to	1.75	19.40		to	18.81
12/31/2020	85,513	16.17	to	15.56	1,353,769	1.35	1.25	to	1.75	5.09		to	4.57
12/31/2019	89,882	15.39	to	14.88	1,357,749	2.15	1.25	to	1.75	19.76		to	19.16
12/31/2018	92,826	12.85	to	12.49	1,173,673	1.74	1.25	to	1.75	(12.79)		to	(13.23)
Federated Hermes Kaufmann Class A Shares
12/31/2022	98,209	34.23	to	31.22	3,229,075	-	1.25	to	1.90	(31.16)		to	(31.50)
12/31/2021	99,905	49.68	to	45.58	4,780,655	-	1.25	to	1.75	1.13		to	0.63
12/31/2020	113,118	49.13	to	45.30	5,365,023	-	1.25	to	1.75	26.98		to	26.35
12/31/2019	136,064	38.69	to	35.85	5,093,109	-	1.25	to	1.75	31.29		to	30.64
12/31/2018	154,680	29.47	to	27.44	4,417,045	-	1.25	to	1.75	2.34		to	1.82
Fidelity Advisor® Equity Growth Class A Shares
12/31/2022	35,769	44.85	to	40.92	2,004,557	-	1.25	to	1.90	(25.63)		to	(26.02)
12/31/2021	39,581	60.28	to	55.31	2,980,642	-	1.25	to	1.75	21.20		to	20.59
12/31/2020	41,562	49.74	to	45.87	2,582,960	-	1.25	to	1.75	41.64		to	40.94
12/31/2019	49,786	35.12	to	32.54	2,186,705	-	1.25	to	1.75	32.02		to	31.36
12/31/2018	54,517	26.60	to	24.77	1,814,018	-	1.25	to	1.75	(1.69)		to	(2.19)

51

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity Advisor® Overseas Class A Shares
12/31/2022	18,458	$28.16	to	$28.16	$519,801	0.36%	1.30%	to	1.30%	(25.58	) %	to	(25.58	) %
12/31/2021	19,001	37.84	to	37.84	719,006	-	1.30	to	1.30	17.39		to	17.39
12/31/2020	19,695	32.24	to	32.24	634,884	-	1.30	to	1.30	13.23		to	13.23
12/31/2019	25,111	28.47	to	28.47	714,929	0.80	1.30	to	1.30	25.73		to	25.73
12/31/2018	51,142	22.64	to	22.64	1,158,028	0.77	1.30	to	1.30	(16.17)		to	(16.17)
Fidelity Advisor® Stock Selector Mid Cap Class A Shares
12/31/2022	14,135	47.53	to	47.53	671,885	0.45	1.30	to	1.30	(15.21)		to	(15.21)
12/31/2021	15,146	56.06	to	56.06	849,127	0.45	1.30	to	1.30	21.34		to	21.34
12/31/2020	16,260	46.20	to	46.20	751,262	0.96	1.30	to	1.30	11.34		to	11.34
12/31/2019	19,123	41.50	to	41.50	793,586	0.54	1.30	to	1.30	27.61		to	27.61
12/31/2018	23,428	32.52	to	32.52	761,864	0.57	1.30	to	1.30	(9.91)		to	(9.91)
Franklin Templeton Growth Class A Shares
12/31/2022	155,444	16.09	to	14.67	2,837,302	0.86	1.25	to	1.90	(12.85)		to	(13.30)
12/31/2021	163,947	18.45	to	16.93	3,468,745	1.54	1.25	to	1.75	3.82		to	3.30
12/31/2020	191,463	17.77	to	16.39	3,839,615	1.07	1.25	to	1.75	4.43		to	3.91
12/31/2019	204,478	17.02	to	15.77	3,937,179	1.90	1.25	to	1.75	13.40		to	12.84
12/31/2018	245,819	15.01	to	13.98	4,181,260	1.55	1.25	to	1.75	(15.61)		to	(16.03)
Invesco American Franchise Fund Class A Shares
12/31/2022	19,323	21.44	to	21.44	414,252	-	1.30	to	1.30	(32.03)		to	(32.03)
12/31/2021	18,345	31.54	to	31.54	578,621	-	1.30	to	1.30	10.40		to	10.40
12/31/2020	19,291	28.57	to	28.57	551,117	-	1.30	to	1.30	40.34		to	40.34
12/31/2019	27,443	20.36	to	20.36	558,653	-	1.30	to	1.30	34.75		to	34.75
12/31/2018	31,262	15.11	to	15.11	472,256	-	1.30	to	1.30	(5.03)		to	(5.03)
Invesco Capital Appreciation Class A Shares
12/31/2022	25,871	29.23	to	26.67	727,611	-	1.25	to	1.90	(32.01)		to	(32.34)
12/31/2021	27,757	42.96	to	39.42	1,150,952	-	1.25	to	1.75	20.83		to	20.22
12/31/2020	29,073	35.56	to	32.79	997,840	-	1.25	to	1.75	34.59		to	33.92
12/31/2019	29,804	26.42	to	24.48	760,094	-	1.25	to	1.75	34.37		to	33.70
12/31/2018	42,075	19.66	to	18.31	799,717	-	1.25	to	1.75	(7.14)		to	(7.60)
Invesco Charter Class A Shares
12/31/2022	8,575	23.93	to	23.93	205,186	0.71	1.30	to	1.30	(21.74)		to	(21.74)
12/31/2021	8,903	30.58	to	30.58	272,225	0.35	1.30	to	1.30	25.75		to	25.75
12/31/2020	10,141	24.32	to	24.32	246,596	0.52	1.30	to	1.30	12.03		to	12.03
12/31/2019	13,583	21.70	to	21.70	294,809	0.79	1.30	to	1.30	27.34		to	27.34
12/31/2018	23,948	17.04	to	17.04	408,174	0.34	1.30	to	1.30	(10.82)		to	(10.82)
Invesco Comstock Class A Shares
12/31/2022	741,824	32.66	to	29.79	26,582,797	1.68	1.25	to	1.90	(0.49)		to	(1.01)
12/31/2021	974,096	32.80	to	30.10	34,752,813	1.42	1.25	to	1.75	31.66		to	31.01
12/31/2020	1,308,740	24.91	to	22.97	35,157,014	2.35	1.25	to	1.75	(2.02)		to	(2.51)
12/31/2019	1,309,519	25.43	to	23.56	36,241,728	2.08	1.25	to	1.75	23.79		to	23.17
12/31/2018	1,533,134	20.54	to	19.13	34,398,704	1.42	1.25	to	1.75	(13.33)		to	(13.77)
Invesco Discovery Mid Cap Growth Class A Shares
12/31/2022	100,164	12.32	to	12.32	1,234,003	-	1.30	to	1.30	(31.98)		to	(31.98)
12/31/2021	106,532	18.11	to	18.11	1,929,642	-	1.30	to	1.30	17.33		to	17.33
12/31/2020(1)	121,933	15.44	to	15.44	1,882,373	-	1.30	to	1.30	-		to	-
Invesco Equity and Income Class A Shares
12/31/2022	54,802	35.71	to	35.71	1,957,053	1.75	1.30	to	1.30	(8.91)		to	(8.91)
12/31/2021	59,548	39.20	to	39.20	2,334,443	1.30	1.30	to	1.30	16.50		to	16.50
12/31/2020	64,784	33.65	to	33.65	2,180,041	1.80	1.30	to	1.30	8.55		to	8.55
12/31/2019	77,383	31.00	to	31.00	2,398,841	1.85	1.30	to	1.30	18.52		to	18.52
12/31/2018	95,618	26.15	to	26.15	2,500,865	1.93	1.30	to	1.30	(10.83)		to	(10.83)

52

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Invesco Fundamental Alternatives Class A Shares
12/31/2022	26,240	$15.62	to	$15.62	$409,805	-%	1.30%	to	1.30%	(8.47	) %	to	(8.47	) %
12/31/2021	28,973	17.06	to	17.06	494,370	2.71	1.30	to	1.30	1.16		to	1.16
12/31/2020	30,309	16.87	to	16.87	511,217	1.66	1.30	to	1.30	0.15		to	0.15
12/31/2019	36,949	16.84	to	16.84	622,263	2.01	1.30	to	1.30	5.20		to	5.20
12/31/2018	33,161	16.01	to	16.01	530,873	1.56	1.30	to	1.30	(3.36)		to	(3.36)
Invesco Global Class A Shares
12/31/2022	53,306	41.50	to	41.50	2,212,232	-	1.30	to	1.30	(33.02)		to	(33.02)
12/31/2021	53,239	61.96	to	61.96	3,298,718	-	1.30	to	1.30	13.87		to	13.87
12/31/2020	57,730	54.41	to	54.41	3,141,210	-	1.30	to	1.30	25.97		to	25.97
12/31/2019	65,159	43.19	to	43.19	2,814,484	0.57	1.30	to	1.30	29.87		to	29.87
12/31/2018	66,314	33.26	to	33.26	2,205,609	0.41	1.30	to	1.30	(14.68)		to	(14.68)
Invesco Main Street Class A Shares
12/31/2022	56,886	32.13	to	29.31	1,935,595	0.90	1.25	to	1.90	(21.20)		to	(21.62)
12/31/2021	60,667	40.76	to	37.40	2,623,342	0.59	1.25	to	1.75	26.02		to	25.39
12/31/2020	66,220	32.34	to	29.83	2,289,129	0.88	1.25	to	1.75	12.94		to	12.38
12/31/2019	71,899	28.64	to	26.54	2,213,899	0.86	1.25	to	1.75	30.30		to	29.65
12/31/2018	80,217	21.98	to	20.47	1,910,740	0.90	1.25	to	1.75	(9.04)		to	(9.50)
Invesco Main Street Mid Cap Class A Shares
12/31/2022	69,962	32.29	to	29.45	2,143,133	0.11	1.25	to	1.90	(15.48)		to	(15.90)
12/31/2021	90,202	38.17	to	35.02	3,275,848	0.20	1.25	to	1.75	21.50		to	20.89
12/31/2020	110,563	31.42	to	28.97	3,317,940	-	1.25	to	1.75	7.78		to	7.24
12/31/2019	34,601	29.15	to	27.01	974,834	-	1.25	to	1.75	30.50		to	29.85
12/31/2018	46,246	22.34	to	20.80	998,933	-	1.25	to	1.75	(13.35)		to	(13.78)
Invesco Value Opportunities Class A Shares
12/31/2022	147,533	2.48	to	2.34	354,532	0.67	1.25	to	1.90	0.02		to	(0.48)
12/31/2021	131,334	2.48	to	2.35	316,717	0.57	1.25	to	1.75	33.91		to	33.24
12/31/2020	157,303	1.85	to	1.77	284,549	0.30	1.25	to	1.75	4.17		to	3.65
12/31/2019	163,682	1.78	to	1.70	284,733	-	1.25	to	1.75	28.26		to	27.63
12/31/2018	168,761	1.39	to	1.34	229,546	-	1.25	to	1.75	(20.71)		to	(21.11)
Janus Henderson Enterprise Class A Shares
12/31/2022	446,160	51.59	to	48.19	22,241,684	-	1.25	to	1.90	(17.43)		to	(17.84)
12/31/2021	512,548	62.42	to	58.65	31,019,403	0.69	1.25	to	1.75	15.52		to	14.94
12/31/2020	614,864	54.04	to	51.03	32,290,410	-	1.25	to	1.75	18.40		to	17.81
12/31/2019	716,203	45.64	to	43.31	31,848,368	0.09	1.25	to	1.75	33.12		to	32.45
12/31/2018	896,623	34.29	to	32.70	30,022,173	0.05	1.25	to	1.75	(2.50)		to	(2.99)
Janus Henderson Forty Class A Shares
12/31/2022	121,669	35.74	to	33.00	4,178,925	-	1.25	to	1.90	(34.58)		to	(34.90)
12/31/2021	121,433	54.59	to	50.70	6,397,342	0.40	1.25	to	1.75	21.14		to	20.54
12/31/2020	155,943	45.07	to	42.06	6,792,692	0.17	1.25	to	1.75	37.09		to	36.41
12/31/2019	207,711	32.87	to	30.83	6,621,794	0.09	1.25	to	1.75	34.76		to	34.09
12/31/2018	261,479	24.39	to	22.99	6,193,685	-	1.25	to	1.75	(0.07)		to	(0.57)
JPMorgan Small Cap Growth Class A Shares
12/31/2022	49,681	30.02	to	27.71	1,435,440	-	1.25	to	1.90	(33.32)		to	(33.65)
12/31/2021	49,048	44.98	to	41.77	2,129,822	-	1.25	to	1.75	(7.23)		to	(7.69)
12/31/2020	53,337	48.49	to	45.25	2,505,302	0.06	1.25	to	1.75	57.23		to	56.45
12/31/2019	69,592	30.84	to	28.92	2,082,211	-	1.25	to	1.75	35.40		to	34.72
12/31/2018	82,990	22.78	to	21.47	1,836,864	-	1.25	to	1.75	(6.01)		to	(6.48)
Lord Abbett Affiliated Class A Shares
12/31/2022	53,690	25.74	to	23.48	1,330,706	1.77	1.25	to	1.90	(11.04)		to	(11.48)
12/31/2021	59,993	28.91	to	26.53	1,674,915	1.47	1.25	to	1.75	25.17		to	24.55
12/31/2020	79,395	23.10	to	21.30	1,769,808	2.11	1.25	to	1.75	(2.50)		to	(2.98)
12/31/2019	78,580	23.69	to	21.95	1,800,322	2.29	1.25	to	1.75	23.69		to	23.07
12/31/2018	90,216	19.15	to	17.84	1,671,862	2.09	1.25	to	1.75	(8.62)		to	(9.08)

53

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Lord Abbett Bond-Debenture Class A Shares
12/31/2022	394,108	$20.13	to	$18.37	$8,784,985	4.35%	1.25%	to	1.90%	(13.81	) %	to	(14.26	) %
12/31/2021	464,968	23.35	to	21.42	11,996,751	3.33	1.25	to	1.75	1.97		to	1.46
12/31/2020	536,369	22.90	to	21.11	13,700,430	3.93	1.25	to	1.75	6.26		to	5.73
12/31/2019	555,689	21.55	to	19.97	13,314,534	4.11	1.25	to	1.75	11.96		to	11.41
12/31/2018	598,936	19.25	to	17.93	12,888,681	4.45	1.25	to	1.75	(4.99)		to	(5.47)
Lord Abbett Mid Cap Stock Class A Shares
12/31/2022	306,153	25.25	to	23.03	9,442,562	0.95	1.25	to	1.90	(12.21)		to	(12.67)
12/31/2021	330,573	28.75	to	26.38	11,656,273	0.73	1.25	to	1.75	27.28		to	26.65
12/31/2020	375,979	22.59	to	20.83	10,340,030	1.33	1.25	to	1.75	1.46		to	0.95
12/31/2019	409,041	22.26	to	20.63	11,136,761	0.85	1.25	to	1.75	21.38		to	20.78
12/31/2018	481,806	18.34	to	17.08	10,817,394	0.81	1.25	to	1.75	(15.61)		to	(16.03)
MFS® Growth Class A Shares
12/31/2022	293,959	35.02	to	35.02	10,294,364	-	1.30	to	1.30	(32.21)		to	(32.21)
12/31/2021	283,077	51.66	to	51.66	14,623,140	-	1.30	to	1.30	21.74		to	21.74
12/31/2020	348,978	42.43	to	42.43	14,807,655	-	1.30	to	1.30	29.60		to	29.60
12/31/2019	431,574	32.74	to	32.74	14,129,662	-	1.30	to	1.30	35.58		to	35.58
12/31/2018	533,880	24.15	to	24.15	12,892,434	-	1.30	to	1.30	1.01		to	1.01
MFS® Mid Cap Growth Class A Shares
12/31/2022	187,406	45.30	to	45.30	8,488,981	-	1.30	to	1.30	(29.45)		to	(29.45)
12/31/2021	184,310	64.20	to	64.20	11,833,470	-	1.30	to	1.30	12.27		to	12.27
12/31/2020	215,077	57.19	to	57.19	12,299,401	-	1.30	to	1.30	33.58		to	33.58
12/31/2019	269,458	42.81	to	42.81	11,535,422	-	1.30	to	1.30	35.65		to	35.65
12/31/2018	342,833	31.56	to	31.56	10,819,322	-	1.30	to	1.30	(0.46)		to	(0.46)
MFS® Research International Class A Shares
12/31/2022	173,257	28.90	to	28.90	5,007,427	1.31	1.30	to	1.30	(18.58)		to	(18.58)
12/31/2021	191,854	35.50	to	35.50	6,809,974	1.02	1.30	to	1.30	10.15		to	10.15
12/31/2020	212,238	32.22	to	32.22	6,839,050	0.81	1.30	to	1.30	11.44		to	11.44
12/31/2019	237,612	28.92	to	28.92	6,870,604	1.60	1.30	to	1.30	26.03		to	26.03
12/31/2018	291,558	22.94	to	22.94	6,689,430	3.63	1.30	to	1.30	(15.33)		to	(15.33)
PIMCO CommodityRealReturn Strategy Class A Shares
12/31/2022	718,870	8.55	to	7.80	5,869,360	34.05	1.25	to	1.90	7.01		to	6.48
12/31/2021	1,022,118	7.98	to	7.33	7,817,094	21.83	1.25	to	1.75	31.15		to	30.50
12/31/2020	1,412,865	6.09	to	5.61	8,259,524	1.43	1.25	to	1.75	(0.83)		to	(1.33)
12/31/2019	1,393,501	6.14	to	5.69	8,237,484	3.72	1.25	to	1.75	10.36		to	9.81
12/31/2018	1,448,936	5.56	to	5.18	7,777,051	4.70	1.25	to	1.75	(15.31)		to	(15.73)
PIMCO Low Duration Class A Shares
12/31/2022	2,963,159	11.35	to	10.48	32,321,610	1.68	1.25	to	1.90	(6.69)		to	(7.16)
12/31/2021	3,696,998	12.16	to	11.29	43,322,116	0.54	1.25	to	1.75	(2.20)		to	(2.69)
12/31/2020	3,764,611	12.43	to	11.60	45,208,636	1.56	1.25	to	1.75	1.83		to	1.32
12/31/2019	3,837,849	12.21	to	11.45	45,371,507	3.07	1.25	to	1.75	2.88		to	2.37
12/31/2018	3,778,607	11.86	to	11.18	43,525,627	1.84	1.25	to	1.75	(1.04)		to	(1.53)
PIMCO Real Return Class A Shares
12/31/2022	1,572,441	14.16	to	12.92	21,259,835	7.50	1.25	to	1.90	(13.38)		to	(13.81)
12/31/2021	1,865,697	16.33	to	14.99	29,197,941	4.74	1.25	to	1.75	3.95		to	3.43
12/31/2020	2,021,251	15.71	to	14.49	30,502,494	2.23	1.25	to	1.75	10.25		to	9.70
12/31/2019	2,228,130	14.25	to	13.21	30,569,591	1.56	1.25	to	1.75	6.75		to	6.21
12/31/2018	2,302,520	13.35	to	12.43	29,658,145	2.24	1.25	to	1.75	(3.58)		to	(4.07)
PIMCO Total Return Class A Shares
12/31/2022	3,852,999	14.62	to	13.33	55,794,500	3.59	1.25	to	1.90	(15.49)		to	(15.93)
12/31/2021	4,460,931	17.29	to	15.86	76,529,481	1.96	1.25	to	1.75	(2.41)		to	(2.89)
12/31/2020	4,659,009	17.71	to	16.33	82,185,522	2.17	1.25	to	1.75	7.16		to	6.63
12/31/2019	4,966,726	16.53	to	15.32	81,835,812	3.46	1.25	to	1.75	6.55		to	6.02
12/31/2018	5,280,143	15.51	to	14.45	81,916,772	2.74	1.25	to	1.75	(1.84)		to	(2.33)

54

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Pioneer Class A Shares
12/31/2022	29,740	$35.97	to	$32.82	$1,022,519	0.54%	1.25%	to	1.90%	(20.53	) %	to	(20.93	) %
12/31/2021	24,046	45.24	to	41.50	1,040,778	0.11	1.25	to	1.75	26.22		to	25.59
12/31/2020	31,780	35.84	to	33.05	1,092,028	0.49	1.25	to	1.75	22.36		to	21.75
12/31/2019	30,962	29.29	to	27.14	873,144	0.79	1.25	to	1.75	29.37		to	28.73
12/31/2018	47,199	22.64	to	21.09	1,028,080	0.98	1.25	to	1.75	(2.97)		to	(3.46)
Pioneer High Yield Class A Shares
12/31/2022	95,275	19.02	to	17.35	1,725,211	5.07	1.25	to	1.90	(12.04)		to	(12.47)
12/31/2021	110,682	21.61	to	19.83	2,286,681	4.25	1.25	to	1.75	4.44		to	3.92
12/31/2020	116,741	20.69	to	19.08	2,313,263	5.29	1.25	to	1.75	1.79		to	1.28
12/31/2019	122,977	20.33	to	18.84	2,399,281	5.08	1.25	to	1.75	12.67		to	12.11
12/31/2018	132,479	18.04	to	16.80	2,300,437	4.98	1.25	to	1.75	(4.34)		to	(4.82)
Pioneer Real Estate Shares Class A Shares
12/31/2022	89,331	17.99	to	16.69	1,535,577	1.80	1.25	to	1.90	(31.72)		to	(32.06)
12/31/2021	91,014	26.32	to	24.57	2,295,702	1.03	1.25	to	1.75	39.05		to	38.36
12/31/2020	129,807	18.93	to	17.75	2,365,555	1.76	1.25	to	1.75	(8.05)		to	(8.51)
12/31/2019	125,781	20.59	to	19.41	2,502,561	1.84	1.25	to	1.75	26.45		to	25.82
12/31/2018	153,978	16.28	to	15.42	2,430,242	3.05	1.25	to	1.75	(8.70)		to	(9.16)
Pioneer Select Mid Cap Growth Class A Shares
12/31/2022	6,639	32.93	to	30.78	211,789	-	1.25	to	1.90	(32.18)		to	(32.52)
12/31/2021	8,630	48.52	to	45.61	406,330	-	1.25	to	1.75	6.62		to	6.09
12/31/2020	8,413	45.51	to	42.99	371,623	-	1.25	to	1.75	37.22		to	36.53
12/31/2019	12,127	33.16	to	31.49	390,291	-	1.25	to	1.75	31.08		to	30.43
12/31/2018	13,734	25.30	to	24.14	338,144	-	1.25	to	1.75	(7.42)		to	(7.89)
Putnam Growth Opportunities Class A Shares
12/31/2022	75,742	20.12	to	20.12	1,523,823	-	1.30	to	1.30	(31.24)		to	(31.24)
12/31/2021	76,682	29.26	to	29.26	2,243,749	-	1.30	to	1.30	20.94		to	20.94
12/31/2020	84,284	24.19	to	24.19	2,039,130	-	1.30	to	1.30	36.62		to	36.62
12/31/2019	82,437	17.71	to	17.71	1,459,856	-	1.30	to	1.30	34.66		to	34.66
12/31/2018	117,639	13.15	to	13.15	1,547,013	0.00	1.30	to	1.30	0.93		to	0.93
Putnam International Equity Class A Shares
12/31/2022	387,757	23.00	to	23.00	8,916,817	-	1.30	to	1.30	(15.94)		to	(15.94)
12/31/2021	439,879	27.36	to	27.36	12,034,000	1.32	1.30	to	1.30	7.36		to	7.36
12/31/2020	486,489	25.48	to	25.48	12,396,804	1.25	1.30	to	1.30	10.30		to	10.30
12/31/2019	533,646	23.10	to	23.10	12,328,992	1.63	1.30	to	1.30	23.88		to	23.88
12/31/2018	610,280	18.65	to	18.65	11,381,754	1.67	1.30	to	1.30	(20.41)		to	(20.41)
Putnam Large Cap Value Class A Shares
12/31/2022	48,838	16.25	to	16.25	793,831	1.80	1.30	to	1.30	(4.34)		to	(4.34)
12/31/2021	40,213	16.99	to	16.99	683,288	1.19	1.30	to	1.30	25.20		to	25.20
12/31/2020	45,036	13.57	to	13.57	611,188	1.67	1.30	to	1.30	4.47		to	4.47
12/31/2019	37,608	12.99	to	12.99	488,571	1.35	1.30	to	1.30	28.25		to	28.25
12/31/2018	68,320	10.13	to	10.13	692,013	1.55	1.30	to	1.30	(9.53)		to	(9.53)
TA Aegon Sustainable Equity Income Service Class
12/31/2022	243,900	11.00	to	10.70	2,674,194	1.84	1.25	to	1.90	(12.98)		to	(13.44)
12/31/2021	290,104	12.63	to	12.36	3,654,803	1.86	1.25	to	1.75	20.60		to	20.00
12/31/2020	355,775	10.48	to	10.30	3,719,030	2.78	1.25	to	1.75	(8.74)		to	(9.19)
12/31/2019	389,049	11.48	to	11.34	4,459,313	2.19	1.25	to	1.75	22.04		to	21.43
12/31/2018	483,951	9.41	to	9.34	4,548,658	1.89	1.25	to	1.75	(12.79)		to	(13.23)
TA Asset Allocation - Conservative Class A Shares
12/31/2022	76,427	10.82	to	10.50	817,555	1.68	1.25	to	1.90	(16.29)		to	(16.73)
12/31/2021	89,073	12.92	to	12.61	1,141,030	2.11	1.25	to	1.75	4.11		to	3.59
12/31/2020	102,861	12.41	to	12.18	1,267,053	2.95	1.25	to	1.75	11.75		to	11.20
12/31/2019	60,886	11.10	to	10.95	672,140	3.73	1.25	to	1.75	10.94		to	10.39
12/31/2018	16,467	10.01	to	9.92	164,233	2.02	1.25	to	1.75	(5.56)		to	(6.03)

55

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Asset Allocation - Moderate Class A Shares
12/31/2022	131,518	$11.30	to	$10.97	$1,470,956	1.52%	1.25%	to	1.90%	(17.13	) %	to	(17.56	) %
12/31/2021	88,483	13.63	to	13.31	1,198,284	2.52	1.25	to	1.75	6.57		to	6.04
12/31/2020	75,470	12.79	to	12.55	961,085	2.23	1.25	to	1.75	13.22		to	12.66
12/31/2019	60,062	11.29	to	11.14	676,723	2.22	1.25	to	1.75	13.28		to	12.72
12/31/2018	45,083	9.97	to	9.88	448,655	2.01	1.25	to	1.75	(7.39)		to	(7.86)
TA Asset Allocation - Moderate Growth Class A Shares
12/31/2022	135,459	11.98	to	11.63	1,606,662	0.88	1.25	to	1.90	(18.46)		to	(18.89)
12/31/2021	171,347	14.68	to	14.34	2,495,528	2.57	1.25	to	1.75	9.98		to	9.43
12/31/2020	224,165	13.35	to	13.10	2,966,903	1.18	1.25	to	1.75	15.45		to	14.88
12/31/2019	245,782	11.56	to	11.40	2,826,050	1.83	1.25	to	1.75	16.39		to	15.81
12/31/2018	262,511	9.94	to	9.85	2,598,456	2.23	1.25	to	1.75	(9.68)		to	(10.14)
TA BlackRock Government Money Market Initial Class
12/31/2022	466,406	9.80	to	9.64	4,551,231	1.48	1.25	to	1.90	0.10		to	(0.43)
12/31/2021	411,733	9.78	to	9.68	4,017,112	0.00	1.25	to	1.75	(1.24)		to	(1.73)
12/31/2020	377,342	9.91	to	9.85	3,730,601	0.06	1.25	to	1.75	(0.96)		to	(1.45)
12/31/2019(1)	4,662	10.00	to	10.00	46,621	0.14	1.25	to	1.75	-		to	-
TA Bond Class A Shares
12/31/2022	616,956	1.34	to	1.25	801,112	2.79	1.25	to	1.90	(14.58)		to	(15.01)
12/31/2021	721,671	1.56	to	1.47	1,101,155	2.17	1.25	to	1.75	(1.36)		to	(1.86)
12/31/2020	628,110	1.58	to	1.50	974,770	2.36	1.25	to	1.75	5.26		to	4.73
12/31/2019	650,680	1.50	to	1.43	960,900	3.13	1.25	to	1.75	7.72		to	7.18
12/31/2018	767,280	1.40	to	1.33	1,052,448	3.63	1.25	to	1.75	(2.01)		to	(2.50)
TA International Focus Initial Class
12/31/2022	6,194,561	11.18	to	10.88	68,406,004	3.02	1.25	to	1.90	(21.08)		to	(21.49)
12/31/2021	6,800,730	14.16	to	13.85	95,378,126	1.21	1.25	to	1.75	9.44		to	8.90
12/31/2020	7,730,565	12.94	to	12.72	99,279,440	2.26	1.25	to	1.75	19.40		to	18.80
12/31/2019	9,181,186	10.84	to	10.71	98,971,470	1.62	1.25	to	1.75	26.10		to	25.47
12/31/2018	10,882,226	8.59	to	8.53	93,233,304	1.24	1.25	to	1.75	(18.73)		to	(19.14)
TA JPMorgan Mid Cap Value Service Class
12/31/2022	134,973	13.16	to	12.80	1,771,368	0.56	1.25	to	1.90	(9.61)		to	(10.08)
12/31/2021	140,383	14.55	to	14.24	2,037,857	0.60	1.25	to	1.75	27.25		to	26.61
12/31/2020	144,775	11.44	to	11.25	1,652,582	1.01	1.25	to	1.75	(0.22)		to	(0.72)
12/31/2019	163,355	11.46	to	11.33	1,869,934	1.10	1.25	to	1.75	24.43		to	23.81
12/31/2018	195,021	9.21	to	9.15	1,795,272	0.64	1.25	to	1.75	(13.19)		to	(13.63)
TA Morgan Stanley Capital Growth Service Class
12/31/2022	23,800	8.77	to	8.62	206,599	-	1.25	to	1.90	(60.44)		to	(60.64)
12/31/2021	17,005	22.14	to	21.90	374,472	-	1.25	to	1.75	(2.06)		to	(2.55)
12/31/2020	15,238	22.61	to	22.48	343,422	-	1.25	to	1.75	114.60		to	113.53
12/31/2019(1)	21,345	10.54	to	10.53	224,764	-	1.25	to	1.75	-		to	-
TA Multi-Managed Balanced Class A Shares
12/31/2022	92,381	13.39	to	13.00	1,228,872	1.00	1.25	to	1.90	(17.58)		to	(18.01)
12/31/2021	94,670	16.24	to	15.86	1,528,612	0.59	1.25	to	1.75	15.12		to	14.55
12/31/2020	113,892	14.11	to	13.84	1,599,096	1.10	1.25	to	1.75	14.12		to	13.55
12/31/2019	45,711	12.36	to	12.19	563,282	1.42	1.25	to	1.75	19.81		to	19.21
12/31/2018	13,986	10.32	to	10.23	143,925	1.38	1.25	to	1.75	(5.14)		to	(5.62)
TA Small/Mid Cap Value Class A Shares
12/31/2022	871,791	27.75	to	25.75	23,312,861	0.51	1.25	to	1.90	(9.71)		to	(10.16)
12/31/2021	1,087,248	30.71	to	28.66	32,281,834	0.05	1.25	to	1.75	25.61		to	24.98
12/31/2020	1,414,551	24.45	to	22.94	33,516,522	0.58	1.25	to	1.75	1.97		to	1.46
12/31/2019	1,436,186	23.98	to	22.61	33,454,606	0.48	1.25	to	1.75	23.06		to	22.45
12/31/2018	1,666,426	19.49	to	18.46	31,618,113	0.47	1.25	to	1.75	(12.81)		to	(13.25)

56

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

5.  Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Sustainable Equity Income Class A Shares
12/31/2022	2,940,434	$14.26	to	$13.63	$41,175,403	1.78%	1.25%	to	1.90%	(12.79	) %	to	(13.24	) %
12/31/2021	3,512,199	16.35	to	15.71	56,508,169	1.10	1.25	to	1.75	20.47		to	19.87
12/31/2020	4,409,162	13.57	to	13.11	58,994,566	2.06	1.25	to	1.75	(9.08)		to	(9.53)
12/31/2019	3,998,302	14.92	to	14.49	58,954,153	2.08	1.25	to	1.75	21.70		to	21.09
12/31/2018	4,543,703	12.26	to	11.97	55,165,336	1.98	1.25	to	1.75	(13.44)		to	(13.87)
TA T. Rowe Price Small Cap Service Class
12/31/2022	275,948	13.55	to	13.18	3,688,820	-	1.25	to	1.90	(23.62)		to	(24.00)
12/31/2021	304,452	17.73	to	17.34	5,339,069	-	1.25	to	1.75	9.70		to	9.15
12/31/2020	342,938	16.16	to	15.89	5,494,625	-	1.25	to	1.75	21.77		to	21.16
12/31/2019	401,768	13.27	to	13.11	5,299,872	-	1.25	to	1.75	30.75		to	30.09
12/31/2018	444,767	10.15	to	10.08	4,498,410	-	1.25	to	1.75	(8.44)		to	(8.90)
TA TS&W International Equity Service Class
12/31/2022	281,562	10.44	to	10.16	2,896,637	3.07	1.25	to	1.90	(15.76)		to	(16.18)
12/31/2021	325,419	12.39	to	12.12	3,985,217	1.64	1.25	to	1.75	11.80		to	11.24
12/31/2020	360,971	11.08	to	10.90	3,964,397	2.97	1.25	to	1.75	4.88		to	4.36
12/31/2019	370,379	10.57	to	10.44	3,888,418	1.17	1.25	to	1.75	19.24		to	18.64
12/31/2018	417,230	8.86	to	8.80	3,683,767	2.18	1.25	to	1.75	(16.75)		to	(17.17)
TA US Growth Class A Shares
12/31/2022	882,404	28.11	to	26.60	24,136,995	-	1.25	to	1.90	(32.55)		to	(32.88)
12/31/2021	847,968	41.65	to	39.64	34,477,085	-	1.25	to	1.75	18.71		to	18.12
12/31/2020	1,053,497	35.08	to	33.56	36,164,951	-	1.25	to	1.75	34.20		to	33.53
12/31/2019	1,402,979	26.14	to	25.13	35,973,537	-	1.25	to	1.75	37.62		to	36.93
12/31/2018	1,748,343	19.00	to	18.35	32,653,986	-	1.25	to	1.75	(1.54)		to	(2.04)
TA WMC US Growth Service Class
12/31/2022	300	16.10	to	15.67	4,771	-	1.25	to	1.90	(32.42)		to	(32.76)
12/31/2021	625	23.81	to	23.30	14,660	-	1.25	to	1.75	18.88		to	18.28
12/31/2020	1,342	20.03	to	19.70	26,530	-	1.25	to	1.75	35.24		to	34.56
12/31/2019	705	14.81	to	14.64	10,348	-	1.25	to	1.75	37.94		to	37.26
12/31/2018	761	10.74	to	10.66	8,125	0.35	1.25	to	1.75	(1.28)		to	(1.78)
Virtus AllianzGI Dividend Value Class A Shares
12/31/2022	159,900	17.06	to	15.75	2,606,367	1.59	1.25	to	1.90	(14.84)		to	(15.26)
12/31/2021	193,849	20.02	to	18.59	3,721,834	1.35	1.25	to	1.75	26.94		to	26.30
12/31/2020	254,088	15.77	to	14.72	3,853,830	1.80	1.25	to	1.75	(3.71)		to	(4.19)
12/31/2019	262,812	16.37	to	15.36	4,149,849	1.76	1.25	to	1.75	23.11		to	22.49
12/31/2018	317,472	13.30	to	12.54	4,091,699	1.79	1.25	to	1.75	(11.24)		to	(11.69)
Virtus AllianzGI Small-Cap Value Class A Shares
12/31/2022	100,965	26.13	to	23.84	3,305,168	0.98	1.25	to	1.90	(17.30)		to	(17.74)
12/31/2021	106,952	31.59	to	28.98	4,234,708	0.99	1.25	to	1.75	22.69		to	22.08
12/31/2020	127,664	25.75	to	23.74	4,079,987	1.91	1.25	to	1.75	(5.79)		to	(6.26)
12/31/2019	142,897	27.33	to	25.33	4,894,390	0.42	1.25	to	1.75	22.74		to	22.13
12/31/2018	158,839	22.27	to	20.74	4,479,438	2.94	1.25	to	1.75	(20.32)		to	(20.72)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

57

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

58

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts an annual charge during the accumulation phase, not to exceed $40, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.25% to 1.90% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

59

Transamerica Life Insurance Company

Merrill Lynch Life Variable Annuity Separate Account D

Notes to Financial Statements

December 31, 2022

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

60